As filed with the U.S. Securities and Exchange Commission
on February 5, 2014
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 133 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 136  ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
623 Fifth Ave, 15th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama
Global X Management Company LLC
623 Fifth Ave, 15th floor
New York, NY 10022
(Name and Address of Agent for Service)
With a copy to:
Daphne Tippens Chisolm, Esq.
Law Offices of DT Chisolm, P.C.
11524 C Providence Road, Suite 236
Charlotte, NC 28277

It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
❑ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
❑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Global X Guru Small Cap Index ETF
GURX

Global X Guru International Index ETF
GURI

 February 5, 2014

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares in the Fund are not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other agency of the U.S. Government, nor are shares deposits or obligations of any bank. Such shares in the Fund involve investment risks, including the loss of principal.

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FUND SUMMARY

Global X Guru Small Cap Index ETF

 Ticker: GURX Exchange: NYSE Arca, Inc.

INVESTMENT OBJECTIVE

The Global X Guru Small Cap Index ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru Small Cap Index (“Underlying Index”).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.75%
Distribution and Service (12b-1) Fees:	None
Other Expenses:	0.00%
Total Annual Fund Operating Expenses:	0.75%

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
77	240

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations. Thus, no portfolio turnover rate is provided for the Fund.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts
("ADRs") based on the securities in the Underlying Index. The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Underlying Index is comprised of small capitalization companies reported on Form 13F by hedge funds and other institutional investors. Small-capitalization companies are defined as companies whose market capitalization is less than $3 billion as of the date of its inclusion in the Underlying Index. Hedge funds are defined as privately offered pooled investment vehicles.

Using a proprietary methodology developed by Solactive AG (the “Index Provider”), the Index Provider determines the pool of hedge funds and other institutional investors whose Form 13F holdings may be included in the Underlying Index. Hedge funds are selected from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Institutional investors are selected based on the qualitative factor of whether they have a strong management team with a track record of creating shareholder value. Additional filters are applied to exclude the holdings of hedge funds and institutional investors that report less than $500 million in holdings on the Form 13F or that have high turnover rates for equity holdings, as defined by the Index Provider. Turnover is a measure of the

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hedge funds and other institutional investors' trading activity or holdings that have been "turned over" or replaced with other holdings.

Once the pool of investors has been determined, the Index Provider utilizes 13F filings to compile 100 stocks that represent the top small cap positions from these investors. The stocks must meet minimum liquidity thresholds to be included in the Underlying Index. Stocks in the Underlying Index are equal weighted and rebalanced quarterly following the 13F filing timeline. As of January 31, 2014, the Underlying Index had 100 constituents ranging in market capitalization from $100 million to $3 billion.

The Index Provider is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund (“Adviser”). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Solactive AG. The Fund’s investment objective and Underlying Index may be changed without shareholder approval.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

SUMMARY OF PRINCIPAL RISKS

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund’s Strategies and Risks section of the Prospectus and in the Statement of Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk: The Fund is subject to the risk that the Adviser’s investment management strategy may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

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Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the 1940 Act. As a result, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Passive Investment Risk: An investment in the Fund involves risks similar to those of investing in any fund, such as market fluctuations caused by such factors as economic and political developments and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Risk Related to Form 13F Data: The 13F filings used to select the securities in the Underlying Index are filed up to 45 days after the end of each calendar quarter. Therefore a given investor may have already sold its position by the time the security is added to the Underlying Index. Furthermore, the 13F may only disclose a subset of a particular investor’s holdings, as not all securities are required to be reported on the form 13F. As a result, the form 13F may not provide a complete picture of the holdings of a given investor. Because the 13F is publicly available information, it is possible that other investors are also monitoring these filings and investing accordingly. This may result in inflation of the share price of securities in which the Fund invests.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Small-Capitalization Companies Risk: The Fund invests in small-capitalization companies. Small-capitalization companies may have greater volatility in price than the stocks of large-capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Tracking Error Risk: The performance of the the Fund may diverge from that of the Underlying Index.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION

The Fund has not commenced operations as of the date of this Prospectus. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

FUND MANAGEMENT

Investment Adviser: Global X Management Company LLC.

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Portfolio Managers: The professionals primarily responsible for the day-to-day management of the Fund are Bruno del Ama, CFA, and Jose C. Gonzalez (“Portfolio Managers”). Mr. del Ama, who is the Chief Executive Officer of the Adviser, and Mr. Gonzalez, who is the Chief Operating Officer of the Adviser, have been Portfolio Managers of the Fund since inception.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund Shares, tax information and financial intermediary compensation, please turn to the sections of this Prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 9 of the Prospectus.

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Global X Guru International Index ETF

Ticker: GURI Exchange: NYSE Arca, Inc.

INVESTMENT OBJECTIVE

The Global X Guru International Index ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru International Index (“Underlying Index”).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.75%
Distribution and Service (12b-1) Fees:	None
Other Expenses: [1]	0.75%
Total Annual Fund Operating Expenses:	0.75%

1      “Other Expenses” reflect estimated expenses for the Fund’s first fiscal year of operations.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$77	$240

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in the securities of the Underlying Index. The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Underlying Index is comprised of international companies reported on Form 13F by hedge funds and other institutional investors. Hedge funds are defined as privately offered pooled investment vehicles. International companies refer to American Depositary Receipts ("ADRs") and other non-US companies.

Using a proprietary methodology developed by Solactive AG (the “Index Provider”), the Index Provider determines the pool of hedge funds and other institutional investors whose Form 13F holdings may be included in the Underlying Index. Hedge funds are selected from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Institutional investors are selected based on the qualitative factor of whether they have a strong management team with a track record of creating shareholder value. Additional filters are applied to exclude the holdings of hedge funds and institutional investors that report less than $500 million in holdings on their Form 13F or that have high turnover rates for equity holdings, as defined by the Index Provider. Turnover is a measure of the hedge funds and other investors' trading activity or holdings that have been "turned over" or replaced with other holdings.

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Once the pool of investors has been determined, the Index Provider utilizes 13F filings to compile 50 stocks that represent the top international positions from these investors. The stocks must meet minimum size and liquidity thresholds to be included in the Underlying Index. Stocks in the Underlying Index are equal weighted and rebalanced quarterly following the 13F filing timeline. As of January 31, 2014, the Underlying Index had 50 constituents.

The Index Provider is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund (“Adviser”). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Solactive AG. The Fund’s investment objective and Underlying Index may be changed without shareholder approval.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

SUMMARY OF PRINCIPAL RISKS

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund’s Strategies and Risks section of the Prospectus and in the Statement of Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Foreign Security Risk: Investments in the securities of foreign issuers (including investments in American Depositary Receipts
("ADRs")) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States’ exchanges, nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR) is traded. The Fund may lose value due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region.
.

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Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.
Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk: The Fund is subject to the risk that the Adviser’s investment management strategy may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the 1940 Act. As a result, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Passive Investment Risk: An investment in the Fund involves risks similar to those of investing in any fund, such as market fluctuations caused by such factors as economic and political developments and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Risk Related to Form 13F Data: The 13F filings used to select the securities in the Underlying Index are filed up to 45 days after the end of each calendar quarter. Therefore a given investor may have already sold its position by the time the security is added to the Underlying Index. Furthermore, the 13F may only disclose a subset of a particular investor’s holdings, as not all securities are required to be reported on the form 13F. As a result, the form 13F may not provide a complete picture of the holdings of a given investor. Because the 13F is publicly available information, it is possible that other investors are also monitoring these filings and investing accordingly. This may result in inflation of the share price of securities in which the Fund invests.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Small-Capitalization Companies Risk: Small-capitalization companies may have greater volatility in price than the stocks of large-capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Tracking Error Risk: The performance of the Fund may diverge from that of the Underlying Index.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION

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The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

FUND MANAGEMENT

Investment Adviser: Global X Management Company LLC.

Portfolio Managers: The professionals primarily responsible for the day-to-day management of the Fund are Bruno del Ama and Jose C. Gonzalez (“Portfolio Managers”). Mr. del Ama, who is Chief Executive Officer of the Adviser, and Mr. Gonzalez, who is Chief Operating Officer of the Adviser, have been Portfolio Managers of the Fund since inception.
OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund Shares, tax information and financial intermediary compensation, please turn to the sections of this Prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 9 of the Prospectus.

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PURCHASE AND SALE OF FUND SHARES

Shares will be listed and traded at market prices on an exchange. Shares may only be purchased and sold on the exchange through a broker-dealer. The price of Shares is based on market price, and because exchange-traded fund shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Only “Authorized Participants” (as defined in the SAI) who have entered into agreements with the Fund’s distributor, SEI Investments Distribution Co. ("Distributor"), may engage in creation or redemption transactions directly with the Fund. The Fund will only issue or redeem Shares that have been aggregated into blocks of 50,000 Shares or multiples thereof ("Creation Units"). The Fund will issue or redeem Creation Units in return for a basket of cash and/or securities that the Fund specifies each Business Day.

TAX INFORMATION

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account ("IRA"), in which case distributions from such tax deferred arrangements may be taxable to you.
.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Adviser and its related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of the Fund Shares and related services. These payments create a conflict of interest by influencing your broker/dealer, sales persons or other intermediary or its employees or associated persons to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ STRATEGIES AND RISKS

ADDITIONAL STRATEGIES

In addition to the investment strategies discussed above under Fund Summaries-Principal Investment Strategies, each Fund may use the following investment strategies:

Derivative Instruments, Cash or Stocks not included in the Underlying Index: Each Fund may invest up to 20% of its assets in (i) certain futures, options and swap contracts (which may be leveraged and are considered derivatives), (ii) cash and cash equivalents and (iii) stocks not included in the Underlying Index, provided, in each case, that the Adviser believes the instrument will help the Fund track the Underlying Index.

Leverage: Each Fund may borrow money from a bank in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). For example, the Funds may borrow money at fiscal quarter ends to maintain the required level of diversification to qualify as a “regulated investment company” for purposes of the Internal Revenue Code.

Securities Lending: Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of domestic equity securities and ADRs and 105% of the value of the foreign equity securities (other than ADRs) being lent. This collateral is marked-to-market on a daily basis.

ADDITIONAL RISKS

Each Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

Asset Class Risk

The returns from the types of securities in which a Fund invests may under-perform returns from the various general securities markets or different asset classes. The stocks in the Underlying Indexes may under-perform fixed-income investments and stock market investments that track other markets, segments and sectors. Different types of securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. Even if the Underlying Index seeks to preserve and increase its value over the long term, it is subject to the risk of suffering substantial short-term declines from time to time, which would also result in substantial losses for the Fund.

Concentration Risk

To the extent that its Underlying Index or portfolio is concentrated in the securities of companies in a particular country, market, industry, group of industries, sector or asset class, a Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Counterparty Risk

Counterparty risk is the risk that a counterparty to a swap contract or other similar investment instrument may default on its payment obligation to a Fund. Such a default may cause the value of an investment in a Fund to decrease.

Derivatives Risk

Derivatives risk is the risk that loss may result from a Fund’s investments in options, futures and swap contracts, which may be leveraged and are types of derivatives. Investments in leveraged instruments may result in losses exceeding the amounts invested. The Funds may use these instruments to help the Funds track their Underlying Indexes. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Equity Securities Risk

The Funds invest in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile

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than investments in other asset classes.

Foreign Security Risk

Foreign Security Risk applies to the Global X Guru International Index ETF.

The Funds’ assets may be invested within the equity markets of countries outside of the U.S. These markets are subject to special risks associated with foreign investment including, but not limited to: lower levels of liquidity and market efficiency; greater securities price volatility; exchange rate fluctuations and exchange controls; less availability of public information about issuers; limitations on foreign ownership of securities; imposition of withholding or other taxes; imposition of restrictions on the expatriation of the assets of the Funds; higher transaction and custody costs and delays in settlement procedures; difficulties in enforcing contractual obligations; lower levels of regulation of the securities market; and weaker accounting, disclosure and reporting requirements. Shareholder rights under the laws of some foreign countries may not be as favorable as U.S. laws. Thus, a shareholder may have more difficulty in asserting its rights or enforcing a judgment against a foreign company than a shareholder of a comparable U.S. company. Investment of more than 25% of the Funds’ total assets in securities located in one country or region will subject the Funds to increased country or region risk with respect to that country or region.

Geographic Risk

Geographic Risk applies to the Global X Guru International Index ETF.

Geographic risk is the risk that a Fund’s assets may be concentrated in countries located in the same geographic region. This concentration will subject a Fund to risks associated with that particular region, such as a natural disaster.

Issuer Risk

Issuer risk is the risk that any of the individual companies that a Fund invests in may perform badly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or on their own discretion, decide to reduce or eliminate dividends which would also cause their stock prices to decline.

Leverage Risk

Each Fund may (i) invest up to 20% of its assets in certain futures, options and swap contracts, and (ii) borrow money at fiscal quarter ends to maintain the required level of diversification to qualify as a "regulated investment company" for purposes of the Internal Revenue Code. As a result, the Funds may be exposed to the risks of leverage, which may be considered a speculative investment technique. Leverage magnifies the potential for gain and loss on amounts invested and therefore increase the risks associated with investing in our Funds. If the value of a Fund's assets increases, then leveraging would cause the Fund's net asset value to increase more sharply than it would have had the Fund not leveraged. Conversely, if the value of a Fund's assets decreases, leveraging would cause the Fund's net asset value to decline more sharply than it otherwise would have had the Fund not leveraged. The Funds may incur additional expenses in connection with borrowings.

Management Risk

Each Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. Therefore, each Fund is subject to management risk. That is, the Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective. The ability of the Adviser to successfully implement each Fund’s investment strategies will influence each Fund’s performance significantly.

 Market Risk

Market risk is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or last for extended periods. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

Market Trading Risks

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Absence of Active Market

Although Shares are or will be listed for trading on the exchange and may be listed on certain foreign exchanges, there can be no assurance that an active trading market for such Shares will develop or be maintained.

Lack of Market Liquidity

Secondary market trading in Shares may be halted by the exchange because of market conditions or for other reasons. In addition, trading in Shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met or will remain unchanged.

Risks of Secondary Listings

The Funds’ Shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that the Funds’ Shares will continue to trade on any such stock exchange or in any market or that the Funds’ Shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Funds’ Shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Secondary Market Trading Risk

Shares of a Fund may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem Shares. On such days, Shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Fund accepts purchase and redemption orders.

Secondary market trading in Fund Shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund Shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund Shares will continue to be met or will remain unchanged.

Shares of the Funds May Trade at Prices Other Than NAV

Shares of the Funds may trade at, above or below their NAV. The per share NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The trading prices of Shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. The trading prices of a Fund's Shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to the Fund's Shares trading at a premium or discount to NAV. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, exchange prices are not expected to correlate exactly with a Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Since foreign exchanges may be open on days when the Funds do not price Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Costs of Buying or Selling Fund Shares

Buying or selling Fund Shares involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you may incur the cost of the "spread" - that is, the difference between what professional investors are willing to pay for Fund Shares (the "bid" price) and the price at which they are willing to sell Fund Shares (the "ask" price). Because of the costs inherent in buying or selling Fund Shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

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Non-Diversification Risk

Each Fund is classified as “non-diversified.” This means that each Fund may invest most of its assets in securities issued by or representing a small number of companies. As a result, each Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Passive Investment Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer is in financial trouble. If a specific security is removed from the Fund’s Index, the Fund may be forced to sell such security at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities for any particular economic cycle. The timing of changes in the securities of the Fund’s portfolio in seeking to replicate the Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Risk Related to Form 13F Data

The 13F filings used to select the securities in the Underlying Index are filed up to 45 days after the end of each calendar quarter. Therefore a given investor may have already sold its position by the time the security is added to the Underlying Index. Furthermore, the 13F may only disclose a subset of a particular investor’s holdings, as not all securities are required to be reported on the form 13F. As a result, the form 13F may not provide a complete picture of the holdings of a given investor. Because the 13F is publicly available information, it is possible that other investors are also monitoring these filings and investing accordingly. This may result in inflation of the share price of securities in which the Funds invest.

Qualification as a Regulated Investment Company

Each Fund must meet a number of diversification requirements to qualify as a “regulated investment company” (“RIC”) under Section 851 of the Internal Revenue Code and, if qualified, to continue to qualify. If a Fund experiences difficulty in meeting those requirements for any fiscal quarter, it might borrow in order to increase the portion of the Fund’s total assets represented by cash, cash items, and U.S. government securities shortly thereafter and as of the close of the following fiscal quarter to attempt to meet the requirements. However, each Fund may incur additional expenses in connection with any such borrowings, and increased investments by a Fund in cash, cash items, and U.S. government securities are likely to reduce a Fund’s return to investors.

Securities Lending Risk

Each Fund may engage in lending its portfolio securities. Although a Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by a Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

Small-Capitalization Companies Risk

Small-capitalization companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche. Further, stocks of small-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Tracking Error Risk

Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market

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volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Funds being unable to buy or sell certain securities or financial instruments. In such circumstances, the Funds may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk

The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

PORTFOLIO HOLDINGS INFORMATION

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”). The largest holdings of the Fund can be found at www.globalxfunds.com and Fund Fact sheets provide information regarding the Fund top holdings and may be requested by calling 1-888-GX-Fund-1 (1-888-493-8631).

FUND MANAGEMENT

Investment Adviser

Global X Management Company LLC serves as the Adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters. The Adviser has been an investment adviser since 2008. The Adviser is a Delaware limited liability company with its principal offices located at 623 Fifth Avenue, 15th floor, New York, New York 10022. As of February 3, 2014, the Adviser provided investment advisory services for assets in excess of $2.9 billion.

Pursuant to a Supervision and Administration Agreement and subject to the general supervision of the Board of Trustees of the Trust, the Adviser provides or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, and also bears the costs of various third-party services required by the Funds, including audit, certain custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement also requires the Adviser to provide investment advisory services to the Funds pursuant to an Investment Advisory Agreement.

Each Fund pays the Adviser a fee (“Management Fee”) in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. The Global X Guru Small Cap Index ETF and Global X Guru International Index ETF were not operational during the fiscal year ended October 31, 2013. The Management Fee for the Global X Guru Small Cap Index ETF and Global X Guru International Index ETF are at an annual rate (stated as a percentage of the average daily net assets of each Fund taken separately) of 0.75% and 0.75%, respectively.

In addition, each Fund bears other fees and expenses that are not covered by the Supervision and Administration Agreement, which may vary and will affect the total ratio of the Fund, such as taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). The Adviser may earn a profit on the Management Fee paid by the Funds. Also, the Adviser, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

The Trust, the Adviser and the Distributor each have adopted a code of ethics (“Code”), as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by each Fund (which may also be held by persons subject to a Code). There can be no assurance that the Codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Funds. The Codes are on file with the SEC and are available to the public.

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Approval of Advisory Agreement

A discussion regarding the basis for the Board of Trustees’ approval of the Supervision and Administration Agreement and the related Investment Advisory Agreement for the Funds will be available in the Fund’s first annual or semi-annual report to shareholders dated October 31st or April 30th, respectively.

Portfolio Management

The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Bruno del Ama and Jose Gonzalez.

Bruno del Ama: Bruno del Ama has been Chief Executive Officer of the Adviser since March 2008. Prior to joining the Adviser, Mr. del Ama was a director at Radian Asset Assurance from 2004 to 2008. Mr. del Ama received a Masters in Business Administration from the Wharton Business School.

Jose Gonzalez: Jose Gonzalez has been Chief Operating Officer of the Adviser since March 2008. Mr. Gonzalez is also a registered representative of GWM Group, Inc. (“GWM”), a registered broker-dealer. Mr. Gonzalez has been affiliated with GWM since 2006. Mr. Gonzalez holds the Series 7, 24 and 63 licenses.

The SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers, and the portfolio manager’s ownership of securities of the Funds.

DISTRIBUTOR

SEI Investments Distribution Co. distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is One Freedom Valley Drive Oaks, PA 19456. The Distributor is not affiliated with the Adviser.

BUYING AND SELLING FUND SHARES

Shares of the Fund trade on the listing exchange and elsewhere during the trading day. Shares can be bought and sold throughout the trading day like other Shares of publicly traded securities. There is no minimum investment for purchases made on the listing exchange. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges. In addition, you will also incur the cost of the “spread,” which is the difference between what professional investors are willing to pay for Shares (the “bid” price) and the price at which they are willing to sell Shares (the “ask” price). The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of Shares. The spread with respect to Shares varies over time based on the Fund trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity and higher if the Fund has little trading volume and market liquidity. Because of the costs of buying and selling Shares, frequent trading may reduce investment return.

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section in the SAI. Once created, Shares generally trade in the secondary market in amounts less than a Creation Unit.

Shares of the Fund trade under the trading symbols listed for the Fund in the Fund Summaries section of the Prospectus.

The Fund that is available for purchase is listed on an exchange. The exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any rights as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.

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FREQUENT TRADING

Unlike frequent trading of shares of a traditional open-end mutual fund (i.e., not exchange-traded shares), frequent trading of Shares on the secondary market does not disrupt portfolio management, increase the Fund’ trading costs, lead to realization of capital gains, or otherwise harm Fund shareholders because these trades do not involve the Fund directly. A few institutional investors are authorized to purchase and redeem each Shares directly with the Fund. When these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects (noted above) that may result from frequent cash trades. Moreover, the Fund imposes transaction fees on in-kind purchases and redemptions of the Fund intended to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’ trading costs increase in those circumstances. For these reasons, the Board of Trustees has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in Shares of the Fund.

DISTRIBUTION AND SERVICE PLAN

The Board of Trustees of the Trust has adopted a distribution and services plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its Shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of each Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Funds. By purchasing Shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing Shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of FINRA. The net income attributable to Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Funds.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income, including any net foreign currency gains, generally are declared and paid at least annually and any net realized securities gains are distributed at least annually. To improve tracking error or comply with the distribution requirements of the Internal Revenue Code of 1986, dividends may be declared and paid more frequently than annually for the Funds.

Dividends and other distributions on Shares are distributed on a pro rata basis to beneficial owners of such Shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from a Fund. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional Shares.

No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Funds for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares purchased in the secondary market.

TAXES

The following is a summary of certain tax considerations that may be relevant to an investor in the Funds. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents and is based on current tax law. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distributions. Each Fund receives income generally in the form of dividends, interest, and gains on its investments. This income, less expenses, incurred in the operation of such Funds, constitutes the Funds’ net investment income from which dividends may be paid to you. Each Fund intends to qualify as a regulated investment company for federal tax purposes, and to distribute to shareholders all or substantially all of its net investment income and net capital gain each year. Except as otherwise noted below, you will generally be subject to federal income tax on a Fund’s distributions to you. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions

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attributable to net capital gains (the excess of net long-term capital gains over net short-term capital losses) of a Fund generally are taxable to you as long-term capital gains. This is true no matter how long you own your Shares or whether you take distributions in cash of additional Shares. The maximum long-term capital gain rate applicable to individuals is 20%.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by a Fund to individual shareholders will be treated as qualifying dividends. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by such Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by such Fund. For the lower rates to apply you must have owned your Shares for at least 61 days during the 121-day period beginning on the date that is 60 days before such Fund’s ex-dividend date (and such Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of such Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations. In addition, whether distributions received from foreign corporations are qualifying dividends will depend on several factors including the country of residence of the corporation making the distribution. Accordingly, distributions from many of the Funds’ holdings may not be qualifying dividends.

A portion of distributions paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of such Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations. All dividends (including the deducted portion) must be included in a corporation’s alternative minimum taxable income calculations.

Distributions from a Fund will generally be taxable to you in the year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You should note that if you buy Shares of a Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”

You will be informed of the amount of your ordinary income dividends, qualifying dividend income and capital gains distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in such Fund.

A Fund’s investments in partnerships, including in Qualified Publicly Traded Partnerships, may result in such Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Excise Tax Distribution Requirements. Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a RIC’s “required distribution” for the calendar year ending within the RIC’s taxable year over the “distributed amount” for such calendar year. The term “required distribution” means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98.2% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (or December 31, if such Fund so elects), and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the RIC for prior periods. The term “distributed amount” generally means the sum of (a) amounts actually distributed by such Fund from its current year’s ordinary income and capital gain net income and (b) any amount on which such Fund pays income tax for the taxable year ending in the calendar year. Although such Fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, such Fund may determine that it is in the interest of shareholders to distribute a lesser amount. The Funds intend to declare and pay these amounts in December (or in January which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Foreign Currencies. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward foreign currency contract which are attributable to fluctuations in the value of the foreign

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currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, increase or decrease the amount of such Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of such Fund’s net capital gain.

Foreign Taxes. Each Fund will be subject to foreign withholding taxes with respect to certain dividends or interest received from sources in foreign countries. If at the close of the taxable year more than 50% in value of a Fund’s assets consists of stock in foreign corporations, such Fund will be eligible to make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (subject to certain limitations) (1) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If a Fund is not eligible or chooses not to make this election it will be entitled to deduct such taxes in computing the amounts it is required to distribute.

Sales and Exchanges. The sale of Shares is a taxable event on which a gain or loss may be recognized. The amount of gain or loss is based on the difference between your tax basis in Shares and the amount you receive for them upon disposition. Generally, you will recognize long-term capital gain or loss if you have held your Shares for over one-year at the time you sell or exchange them. Gains and losses on Shares held for one-year or less will generally constitute short-term capital gains, except that a loss on Shares held six months or less will be re-characterized as a long-term capital loss to the extent of any long-term capital gains distributions that you have received on the Shares. A loss realized on a sale or exchange of Shares may be disallowed under the so-called “wash sale” rules to the extent the Shares disposed of are replaced with other Shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the Shares are disposed of, such as pursuant to a dividend reinvestment in Shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, Shares held in an IRA or other tax-qualified plan will not be currently taxable unless the Shares were purchased with borrowed funds.

Backup Withholding. Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury the applicable back up withholding rate of the dividends and gross sales proceeds paid to any shareholder (i) who had provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service, or (iii) who has failed to certify to a Fund, when required to do so, that he or she is not subject to backup withholding or is an “exempt recipient.”

U.S. Tax Treatment of Foreign Shareholders. A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of Shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of a Fund) unless, in the case of a shareholder who is a non-resident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by such Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. Foreign shareholders should consult their tax advisors regarding the U.S. and foreign tax consequences of investing in the Funds.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, each Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

State and Local Taxes. You may also be subject to state and local taxes on income and gain attributable to your ownership of Shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest earned by a Fund on U.S. government securities. You should consult your tax advisor regarding the tax status of distributions in your state and locality.

Consult Your Tax Professional. Your investment in a Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Fund. More tax information relating

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to the Funds is also provided in the Statement of Additional Information. This short summary is not intended as a substitute for careful tax planning.

DETERMINATION OF NET ASSET VALUE

Each Fund calculates its NAV generally once daily Monday through Friday generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business, based on prices at the time of closing, provided that any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). The NAV of each Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Shares, generally rounded to the nearest cent. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

In calculating a Fund’s NAV, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such Fund’s published NAV per share. A Fund may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Funds’ Board of Trustees. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the “Securities Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Adviser as investment adviser. Any use of a different rate from the rates used by each Index Provider may adversely affect a Fund’s ability to track its Underlying Index.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of the Fund traded on the listing exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past four calendar quarters can be found at www.globalxfunds.com.

INFORMATION REGARDING THE UNDERLYING INDEXES AND THE INDEX PROVIDER

Solactive Guru Small-Cap Index

The Underlying Index is comprised of small capitalization companies reported on Form 13F by hedge funds and other institutional investors. Small-capitalization companies are defined as companies whose market capitalization is less than $3 billion as of the date of its inclusion in the Underlying Index. Hedge funds are defined as privately offered pooled investment vehicles.

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Using a proprietary methodology developed by Solactive AG (the “Index Provider”), the Index Provider determines the pool of hedge funds and other institutional investors whose Form 13F holdings may be included in the Underlying Index. Hedge funds are selected from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Institutional investors are selected based on the qualitative factor of whether they have a strong management team with a track record of creating shareholder value. Additional filters are applied to exclude the holdings of hedge funds and institutional investors that report less than $500 million in holdings on the Form 13F or that have high turnover rates for equity holdings, as defined by the Index Provider. Turnover is a measure of the hedge funds and other institutional investors' trading activity or holdings that have been "turned over" or replaced with other holdings.

Once the pool of other institutional investors has been determined, the Index Provider utilizes 13F filings to compile 100 stocks that represent the top small cap positions from these investors. The stocks must meet minimum liquidity thresholds to be included in the Underlying Index. Stocks in the Underlying Index are equal weighted and rebalanced quarterly following the 13F filing timeline. As of January 31, 2014, the Underlying Index had 100 constituents ranging in market capitalization from $100 million to $3 billion. The index is calculated as a total return index. The Index is maintained by Solactive AG.

Solactive Guru International Index

The Underlying Index is comprised of international companies reported on Form 13F by hedge funds and other institutional investors. Hedge funds are defined as privately offered pooled investment vehicles. International companies refer to American Depositary Receipts ("ADRs") and other non-US companies.

Using a proprietary methodology developed by Solactive AG (the “Index Provider”), the Index Provider determines the pool of hedge funds and other institutional investors whose Form 13F holdings may be included in the Underlying Index. Hedge funds are selected from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Institutional investors are selected based on the qualitative factor of whether they have a strong management team with a track record of creating shareholder value. Additional filters are applied to exclude the holdings of hedge funds and institutional investors that report less than $500 million in holdings on their Form 13F or that have high turnover rates for equity holdings, as defined by the Index Provider. Turnover is a measure of the hedge funds and other investors' trading activity or holdings that have been "turned over" or replaced with other holdings.

Once the pool of investors has been determined, the Index Provider utilizes 13F filings to compile 50 stocks that represent the top international positions from these investors. The stocks must meet minimum size and liquidity thresholds to be included in the Underlying Index. Stocks in the Underlying Index are equal weighted and rebalanced quarterly following the 13F filing timeline. As of January 31, 2014, the Underlying Index had 50 constituents. The index is calculated as a total return index. The Index is maintained by Solactive AG.

Solactive AG is a leading company in the structuring and indexing business for institutional clients. Solactive indices are used by issuers worldwide as underlying indices for financial products. Solactive AG does not sponsor, endorse or promote the Fund and is not in any way connected to it and does not accept any liability in relation to its issue, operation and trading.

OTHER SERVICE PROVIDERS

SEI Investments Global Funds Services is the sub-administrator for each Fund.

Brown Brothers Harriman & Co. is the custodian and transfer agent for each Fund.

Dechert LLP serves as legal counsel to the Independent Trustees of each Fund.

Ernst & Young, LLP serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of each Fund.

FINANCIAL HIGHLIGHTS

Because the Fund had not commenced operations as of the October 31, 2013 fiscal year end, financial highlights are not yet available.
OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by the listing exchange. The listing exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The listing exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

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For purposes of the 1940 Act, Shares are issued by a registered investment company and purchases of such Shares by investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act enter into an agreement with the Trust regarding the terms of the investment.

The Trust has obtained an SEC order permitting registered investment companies to invest in Shares as described above. One such condition stated in the order is that registered investment companies relying on the order must enter into a written agreement with the Trust.

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on NYSE Arca is satisfied by the fact that the prospectus is available at NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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For more information visit our website at or

call 1-888-GXFund-1 (1-888-493-8631)

www.globalxfunds.com

Investment Adviser Global X Management Company LLC 623 Fifth Avenue, 15th Floor, New York, New York 10022
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456
Custodian and Transfer Agent Brown Brothers Harriman & Co. 40 Water Street Boston, MA 02109
Sub-Administrator SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456
Legal Counsel to the Independent Trustees Dechert LLP 1900 K Street, NW Washington, DC 20006-2401
Independent Registered Public Accounting Firm Ernst & Young, LLP 2005 Market Street, Suite 700 Philadelphia, PA 19103

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A Statement of Additional Information dated February 5, 2014, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

Additional information about each Fund that has commenced operations and its investments will be available in its annual and semi-annual reports to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting each Fund’s performance during its last fiscal year.

You can ask questions or obtain a free copy of each Fund’s shareholder report or the Statement of Additional Information by calling 1-888-GXFund-1 (1-888-493-8631). Free copies of the Fund’s shareholder report (once available) and the Statement of Additional Information are available from our website at www.globalxfunds.com.

Information about each Fund, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street N.E., Room 1580, Washington DC, 20549-1520.

PROSPECTUS

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

February 5, 2014

Investment Company Act File No.: 811-22209

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Statement of Additional Information
February 5, 2014

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current Prospectus (“Prospectus”) for the following Funds (“Funds”) of Global X Funds (“Trust”) as such Prospectus may be revised or supplemented from time to time:

Global X Guru Small Cap Index ETF (GURX)
Global X Guru International Index ETF (GURI)

The Prospectus for the Funds is dated February 5, 2014. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to SEI Investments Global Fund Services, One Freedom Valley Drive Oaks, PA 19456, calling 1-888-GXFund-1 (1-888-493-8631) or visiting www.globalxfunds.com. The principal U.S. national stock exchange on which all Funds identified in this SAI are listed is NYSE Arca, Inc.

i

ii

GENERAL DESCRIPTION OF THE TRUST AND FUNDs

The Trust currently consists of 81 investment portfolios (78 of which are operational). The Trust was formed as a Delaware Statutory Trust on March 6, 2008 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). Each Fund is “non-diversified” and, as such, the Fund’s investments are not required to meet certain diversification requirements under the 1940 Act. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (“Securities Act”). This SAI relates only to the following Funds:

Global X Guru Small Cap Index ETF (GURX)
Global X Guru International Index ETF (GURI)

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (“Underlying Index”). The Fund’s investment objective and Underlying Index may be changed without shareholder approval. Shareholders will be given 60 days’ prior notice of any change of the Fund’s investment objective. If the Adviser changes the Underlying Index, the name of the Fund may be changed as well. Each Fund is managed by Global X Management Company LLC (“Adviser”).

The Funds offer and issue shares at its net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of securities included in its Underlying Index (“Deposit Securities”), together with the deposit of a specified cash payment (“Cash Component”). The shares of the Funds are, or will be, listed and expected to be traded on the NYSE Arca, Inc (“Exchange”).

Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares. The number of shares per Creation Unit of each Fund are as follows:

Fund	Number of Shares per Creation Unit
Global X Guru Small Cap Index ETF	50,000
Global X Guru International Index ETF	50,000

The Trust reserves the right to offer a “cash” option for creations and redemptions of shares. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash equal to 110% of the market value of the missing Deposit Securities. The required amount of deposit may be changed by the Adviser from time to time. See the Purchase and Redemption of Creation Units section of this SAI for further discussion. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be in addition to the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the Securities and Exchange Commission (“SEC”) applicable to management investment companies offering redeemable securities.

ADDITIONAL INVESTMENT INFORMATION

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of each Fund are listed for trading on the Exchange and trade throughout the day on the Exchange and other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of any Fund will continue to be met. The Exchange may, but is not required to, remove the shares of a Fund from its listing if (1) following the initial twelve-month period beginning upon the commencement of trading of a Fund, there are fewer than fifty (50) record and/or beneficial holders of the Fund for thirty (30) or more consecutive trading days, (2) the value of the Underlying Index on which the Fund is based is no longer calculated or available, (3) the “indicative optimized portfolio value” (“IOPV”) of a Fund is no longer calculated or available, or (4) any other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

In order to provide additional information regarding the indicative value of shares of each Fund, the Exchange disseminates every fifteen seconds, through the facilities of the Consolidated Tape Association, an updated IOPV for each Fund as calculated by an information provider or a market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs, and makes no representation or warranty as to the accuracy of the IOPVs.

An IOPV has a securities value component and a cash component. The securities values included in an IOPV are the values of the Deposit Securities for the applicable Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit Aggregation, it does not necessarily reflect the precise composition of the current portfolio of securities held by the applicable Fund at a particular point in time because the current portfolio of the Fund may include securities that are not a part of the Deposit Securities. Therefore, a Fund’s IOPV disseminated during the Exchange trading hours should not be viewed as a real time update of the Fund’s NAV, which is calculated only once a day.

In addition to the equity component described in the preceding paragraph, the IOPV for each Fund includes a cash component consisting of estimated accrued dividends and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. Dollar and the applicable foreign currency.

The Trust reserves the right to adjust the share prices of Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Each Fund seeks to achieve its objective by investing primarily in securities issued by companies that comprise the relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio. Each Fund invests at least 80% of its total assets in the securities of its Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in its Underlying Index. Each Fund may also invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in stocks not included in its Underlying Index but which the Adviser believes will help the Fund track its Underlying Index.

Each Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Funds may utilize a representative sampling strategy with respect to its Underlying Index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indexes).

Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of the Fund’s Underlying Index and in Depositary Receipts based on securities in the Underlying Index. Each Fund also has adopted a non-fundamental policy to invest at least 80% of its total assets in securities suggested by its name. Each Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds.

DEPOSITARY RECEIPTS. Each Fund will normally invest at least 80% of its total assets in the securities of its Underlying Index and in Depositary Receipts based on the securities in its Underlying Index. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in the foreign securities markets.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs, such GDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt or any Depositary Receipt for which pricing information is not readily available. Generally, all depositary receipts must be sponsored. The Fund, however, may invest in unsponsored depositary receipts under certain limited circumstances. A non-sponsored depository may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangement with the issuer. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

NON-DIVERSIFICATION RISK. Non-diversification risk is the risk that a non-diversified fund may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments. Each Fund is classified as “non-diversified” for purposes of the 1940 Act. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. Each Fund may also concentrate its investments in a particular industry or group of industries, as noted in the description of the Fund. The securities of issuers in particular industries may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect its performance or subject the Fund’s shares to greater price volatility than that experienced by less concentrated investment companies.

Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code (the “IRC”), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the IRC may limit the investment flexibility of certain Funds and may make it less likely that such Funds will meet their investment objectives.

SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. To the extent consistent with its investment policies, each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits, bank notes and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. (“Moody’s”), “A-1” by Standard & Poor’s Rating Service (“S&P”) or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis.

Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes generally rank junior to deposit liabilities of banks and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as “other borrowings” on a bank’s balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the FDIC or any other insurer. Congress has temporarily increased FDIC deposit insurance on deposit notes from $100,000 to $250,000 per depositor through December 31, 2013.

Each Fund may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers’ Acceptances (“Yankee BAs”), which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Commercial paper purchased by the Funds may include asset-backed commercial paper. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

EQUITY SWAPS, TOTAL RATE OF RETURN SWAPS AND CURRENCY SWAPS. Each Fund may invest up to 20% of its total assets in swap contracts.

A swap is an agreement involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) based on a specified amount (the “notional” amount). Some swaps currently are, and more in the future will be, centrally cleared. Examples of swap agreements include, but are not limited to, equity, index or other total return swaps and foreign currency swaps.

Each Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. These instruments provide a great deal of flexibility. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Fund also may enter into currency swaps, which involve the exchange of the rights of the Fund and another party to make or receive payments in specific currencies.

Some swaps transactions are entered into on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will enter into equity swaps only on a net basis. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that such Fund is contractually obligated to make. If the other party to an equity swap, or any other swap entered into on a net basis, defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. In contrast, other swaps transactions may involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Fund under a swap is covered by segregated cash or liquid assets, the Fund and the Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.

Swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor.

To the extent a swap is not centrally cleared, the use of swaps also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement.

The Fund will not enter into any swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either A, or A-1 or better by S&P, or Fitch Ratings (“Fitch”); or A or Prime-1 or better by Moody’s, or has received a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization (“NRSRO”) or, if unrated by such rating organization, is determined to be of comparable quality by the Adviser. If a counterparty’s creditworthiness declines, the value of the swap might decline, potentially resulting in losses to a Fund. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to a sector of the market that adversely affect its creditworthiness. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Such contractual remedies, however, may be subject to bankruptcy and insolvency laws that may affect such Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the interbank market.

The use of equity, total rate of return and currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

In connection with the Fund’s position in a swaps contract, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

FOREIGN CURRENCY TRANSACTIONS. To the extent consistent with its investment policies, each Fund may invest in forward foreign currency exchange contracts and foreign currency futures contracts. No Fund, however, expects to engage in currency transactions for speculative purposes or for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in a foreign currency. A Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders.

Foreign currency exchange contracts involve an obligation to purchase or sell a specified currency on a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. Foreign currency futures contracts involve an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Such futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. A Fund may incur costs in connection with forward foreign currency exchange and futures contracts and conversions of foreign currencies and U.S. dollars.

Liquid assets equal to the amount of a Fund’s assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise “covered.” The segregated assets will be valued at market or fair value. If the market or fair value of such assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is “covered” if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price that is (i) no higher than the Fund’s price to sell the currency or (ii) greater than the Fund’s price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is “covered” if a Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price that is (i) as high as or higher than the Fund’s price to buy the currency or (ii) lower than the Fund’s price to buy the currency provided the Fund segregates liquid assets in the amount of the difference.

FOREIGN INVESTMENTS - GENERAL. To the extent consistent with its investment policies, each Fund may invest in foreign securities. Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter markets and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Fund to the extent that it invests in foreign stocks. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

There are other risks and costs involved in investing in foreign securities, which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. Also, the legal remedies for investors may be more limited than the remedies available in the U.S.

Although a Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that a Fund’s total assets, adjusted to reflect a Fund’s net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, a Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

Issuers of foreign securities may also suffer from social, political and economic instability. Such instability can lead to illiquidity or price volatility in foreign securities traded on affected markets. Foreign issuers may be subject to the risk that during certain periods the liquidity of securities of a particular issuer or industry, or all the securities within a particular region, will be adversely affected by economic, market or political events, or adverse investor perceptions, which may cause temporary or permanent devaluation of the relevant securities. In addition, if a market for a foreign security closes as a result of such instability, it may be more difficult to obtain accurate independently-sourced prices for securities traded on these markets and may be difficult to value the effected foreign securities for extended periods of time.

A Fund also is subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency. In addition, through the use of forward currency exchange contracts with other instruments, any net currency positions of the Funds may expose them to risks independent of their securities positions.

A Fund will be subject to foreign withholding taxes with respect to certain dividends or interest received from sources in foreign countries. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders.

The costs attributable to investing abroad usually are higher than investments in domestic securities for several reasons, such as the higher cost of investment research, higher costs of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund remain un-invested and no return is earned on such assets. The inability of a Fund to make intended security purchases or sales due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio securities or, if a Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To the extent consistent with its investment policies, each Fund may invest up to 20% of its total assets (minus any percent of Fund assets invested in other derivatives) in U.S. or foreign futures contracts and may purchase and sell call and put options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. The Fund will not use futures or options for speculative purposes. In connection with the Fund’s position in a futures contract or related option, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

Futures Contracts. Each Fund may enter into certain equity, index and currency futures transactions, as well as other futures transactions that become available in the markets. By using such futures contracts, the Funds may obtain exposure to certain equities, indexes and currencies without actually investing in such instruments. Index futures may be based on broad indices, such as the S&P 500 Index, or narrower indices. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to help the Fund track the price and yield performance of its Underlying Index.

Some futures contracts are traded on organized exchanges regulated by the SEC or Commodity Futures Trading Commission (“CFTC”), and transactions on them are cleared through a clearing corporation, which guarantees the performance of the parties to the contract. If regulated by the CFTC, such exchanges may be designated contract markets or swap execution facilities.

The Fund may also engage in transactions in foreign stock index futures, which may be traded on foreign exchanges. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association (“NFA”) nor any domestic exchange regulates activities of any such organization, even if it is formally linked to a domestic market. Moreover, foreign laws and regulations and transactions executed under such laws and regulation may not be afforded certain of the protective measures provided by domestically. In addition, the price of foreign futures or foreign options contract may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Unlike purchases or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

There are several risks in connection with the use of futures by a Fund. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

In general, positions in futures may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for such futures. Although each Fund intends to purchase or sell futures only on trading facilities where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any trading facility will exist for any particular contract or at any particular time. In such an event, it may not be possible to close a futures contract position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities may not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by a Fund is subject to the Adviser’s ability to predict correctly movements in the direction of the market. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

Options on Futures Contracts. A Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to receive and execute a long futures contract (if the option is a call) or a short futures contract (if the option is a put) at a specified price at any time during the period of the option. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. Each Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

CFTC REGULATIONS. The Trust, on behalf of each Fund, has claimed an exclusion from the definition of commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”), and the Adviser has claimed an exemption from registration as a commodity trading advisor (“CTA”) under the CEA. Therefore, each Fund and the Adviser are not subject to registration as CPO or CTA. In 2012, the CFTC adopted amendments to the exclusion and exemption to the conditions for reliance on the exclusion applicable. Under these amendments, effective January 1, 2013, a Fund may only use a de minimis amount of commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC). A de minimis amount is defined as amount such that the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of the Fund’s net asset value or, alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the Fund’s net asset value (after taking into account unrealized profits and unrealized losses on any such positions). And, therefore, none of the Funds or the Adviser are currently subject to the registration and most regulatory requirements of the CEA. There can be no certainty that the Funds or the Adviser will continue to qualify under the applicable exclusion or exemption as each Fund’s investments may change over time. If a Fund or the Adviser is subject to CFTC registration, it may incur additional costs.

Government Intervention in Financial Markets. Recent instability in the financial markets has led the U.S. Government, other governments and financial and prudential regulators to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Most significantly, the U.S. Government has enacted a broad-reaching new regulatory framework over the financial services industry and consumer credit markets, the potential impact of which on the value of securities held by a Fund is unknown. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In the event of such a disturbance, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

ILLIQUID OR RESTRICTED SECURITIES. To the extent consistent with its investment policies, each Fund may invest up to 15% of its net assets in securities that are illiquid. The Fund may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act and securities that are not registered under the Securities Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as the Adviser determines, under guidelines approved by the Trust’s Board of Trustees that an adequate trading market exists. This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

INVESTMENT COMPANIES. To the extent consistent with its investment policies, each Fund may invest in the securities of other investment companies. Such investments will be limited so that, as determined after a purchase is made, either: (a) not more than 3% of the total outstanding stock of such investment company will be owned by a Fund, the Trust as a whole and its affiliated persons (as defined in the 1940 Act); or (b) (i) not more than 5% of the value of the total assets of a Fund will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. Investments by the Funds in other investment companies, including exchange-traded funds (“ETFs”), will be subject to the limitations of the 1940 Act except as permitted by SEC orders. The Funds may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. Generally, these terms and conditions require the Board to approve policies and procedures relating to certain of the Funds’ investments in ETFs. These policies and procedures require, among other things, that (i) the Adviser conduct the Funds’ investment in ETFs without regard to any consideration received by the Funds or any of its affiliated persons and (ii) the Adviser certify to the Board quarterly that it has not received any consideration in connection with an investment by the Funds in an ETF, or if it has, the amount and purpose of the consideration will be reported to the Board and an equivalent amount of advisory fees shall be waived by the Adviser.

Certain investment companies whose securities are purchased by the Funds may not be obligated to redeem such securities in an amount exceeding 1% of the investment company’s total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

If required by the 1940 Act, each Fund expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

LEVERAGE. Each Fund may (i) invest up to 20% of its total assets in certain futures, options and swap contracts or other derivatives, and (ii) borrow money at fiscal quarter ends to maintain the required level of diversification to qualify as a "regulated investment company" for purposes of the Internal Revenue Code. As a result, the Fund may be exposed to the risks of leverage, which may be considered a speculative investment technique. Leverage magnifies the potential for gain and loss on amounts invested and therefore increase the risks associated with investing in our Funds. If the value of a Fund's assets increases, then leveraging would cause the Fund's net asset value to increase more sharply than it would have had the Fund not leveraged. Conversely, if the value of a Fund's assets decreases, leveraging would cause the Fund's net asset value to decline more sharply than it otherwise would have had the Fund not leveraged. The Fund may incur additional expenses in connection with borrowings.

NEW FUND RISKS. Certain of the Funds are new funds, which may result in additional risks for investors in the Funds. There can be no assurance that these Funds will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Funds. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

OPTIONS. To the extent consistent with its investment policies, each Fund may invest up to 20% of net assets (minus any percent of Fund assets invested in other derivatives) in put options and buy call options and write covered call and secured put options. Such options may relate to particular securities, foreign and domestic stock indices, financial instruments, foreign currencies or the yield differential between two securities (“yield curve options”) and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. A call option for a particular security or currency gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security or currency gives the purchaser the right to sell the security or currency at the stated exercise price to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

Options trading is a highly specialized activity, which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

The Funds will write call options only if they are “covered.” In the case of a call option on a security or currency, the option is “covered” if a Fund owns the security or currency underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a portfolio of securities substantially replicating the index, or liquid assets equal to the contract value. A call option also is covered if a Fund holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the Fund segregates liquid assets in the amount of the difference.

All put options written by a Fund would be covered, which means that such Fund will segregate cash or liquid assets with a value at least equal to the exercise price of the put option or will use the other methods described in the next sentence. A put option also is covered if a Fund holds a put option on the same security or currency as the option written where the exercise price of the option held is (i) equal to or higher than the exercise price of the option written, or (ii) less than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference.

With respect to yield curve options, a call (or put) option is covered if a Fund holds another call (or put) option on the spread between the same two securities and segregates liquid assets sufficient to cover the Fund’s net liability under the two options. Therefore, the Fund’s liability for such a covered option generally is limited to the difference between the amount of the Fund’s liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options also may be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.

A Fund’s obligation to sell subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several risks associated with transactions in certain options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

REPURCHASE AGREEMENTS. To the extent consistent with its investment policies, each Fund may agree to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements normally are held either by the Trust’s custodian or sub-custodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, in the event of a bankruptcy, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is unenforceable.

REVERSE REPURCHASE AGREEMENTS. To the extent consistent with its investment policies, each Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). The Funds may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Funds will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Funds will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

SECURITIES LENDING. Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral. Investing the collateral subjects it to market depreciation or appreciation, and each Fund is responsible for any loss that may result from its investment in borrowed collateral. A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially.

TRACKING VARIANCE. As discussed in the Prospectus, the Funds are subject to the risk of tracking variance. Tracking variance may result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by a Fund and the resulting transaction costs which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate reorganizations are made to conform a Fund’s holdings to its investment objective. Tracking variance also may occur due to factors such as the size of a Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the Fund’s designated index or the manner in which the index is calculated or because the indexing and investment approach of the Adviser does not produce the intended goal of the Fund. Tracking variance is monitored by the Adviser at least quarterly. In the event the performance of a Fund is not comparable to the performance of its designated index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures.

WARRANTS. To the extent consistent with its investment policies, each Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

INFORMATION REGARDING THE INDEX AND THE INDEX PROVIDER

Solactive Guru Small-Cap Index

The Underlying Index is comprised of small capitalization companies reported on Form 13F by hedge funds and other institutional investors. Small-capitalization companies are defined as companies whose market capitalization is less than $3 billion as of the date of its inclusion in the Underlying Index. Hedge funds are defined as privately offered pooled investment vehicles.

Using a proprietary methodology developed by Solactive AG (the “Index Provider”), the Index Provider determines the pool of hedge funds and other institutional investors whose Form 13F holdings may be included in the Underlying Index. Hedge funds are selected from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Institutional investors are selected based on the qualitative factor of whether they have a strong management team with a track record of creating shareholder value. Additional filters are applied to exclude the holdings of hedge funds and institutional investors that report less than $500 million in holdings on the Form 13F or that have high turnover rates for equity holdings, as defined by the Index Provider. Turnover is a measure of the hedge fund and other institutional investors' trading activity or holdings that have been "turned over" or replaced with other holdings.

Once the pool of investors has been determined, the Index Provider utilizes 13F filings to compile 100 stocks that represent the top small cap positions from these investors. The stocks must meet minimum liquidity thresholds to be included in the Underlying Index. Stocks in the Underlying Index are equal weighted and rebalanced quarterly following the 13F filing timeline. As of January 31, 2014, the Underlying Index had 100 constituents ranging in market capitalization from $100 million to $3 billion. The index is calculated as a total return index. The Index is maintained by Solactive AG.

Solactive Guru International Index

The Underlying Index is comprised of international companies reported on Form 13F by hedge funds and other institutional investors. Hedge funds are defined as privately offered pooled investment vehicles. International companies refer to American Depositary Receipts ("ADRs") and other non-US companies.

Using a proprietary methodology developed by Solactive AG (the “Index Provider”), the Index Provider determines the pool of hedge funds and other institutional investors whose Form 13F holdings may be included in the Underlying Index. Hedge funds are selected from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Institutional investors are selected based on the qualitative factor of whether they have a strong management team with a track record of creating shareholder value. Additional filters are applied to exclude the holdings of hedge funds and institutional investors that report less than $500 million in holdings on their Form 13F or that have high turnover rates for equity holdings, as defined by the Index Provider. Turnover is a measure of the hedge funds and other institutional investors' trading activity or holdings that have been "turned over" or replaced with other holdings.

Once the pool of investors has been determined, the Index Provider utilizes 13F filings to compile 50 stocks that represent the top international positions from these investors. The stocks must meet minimum size and liquidity thresholds to be included in the Underlying Index. Stocks in the Underlying Index are equal weighted and rebalanced quarterly following the 13F filing timeline. As of January 31, 2014, the Underlying Index had 50 constituents. The index is calculated as a total return index. The Index is maintained by Solactive AG.

Solactive AG is a leading company in the structuring and indexing business for institutional clients. Solactive indices are used by issuers worldwide as underlying indices for financial products. Solactive does not sponsor, endorse or promote the Fund and is not in any way connected to it and does not accept any liability in relation to its issue, operation and trading.

INVESTMENT RESTRICTIONS

The Fund is subject to the investment policies enumerated in this section, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares.

The Fund:

1.	May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

2.	May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.
May not act as an underwriter of securities within the meaning of the Securities Act, except as permitted under the Securities Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act, this would permit the Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.
May not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.
May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.	May not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

7.
May not “concentrate” its investments in a particular industry or group of industries: (I) except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries; and (II) except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; (iii) repurchase agreements (collateralized by the instruments described in clause (ii)) or (iv) securities of state or municipal governments and their political subdivisions are not considered to be issued by Members of any industry; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will the be considered a separate industry.

Notwithstanding these fundamental investment restrictions, the Fund may purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if the Fund’s holdings of illiquid securities exceed 15% of net assets because of changes in the value of the Fund’s investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

Any Investment Restriction which involves a maximum percentage (other than the restriction set forth above in Investment Restriction No. 2) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of the Fund. The 1940 Act requires that if the asset coverage for borrowings at any time falls below the limits under the 1940 Act described in Investment Restriction No. 2, the Fund will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits.

CURRENT 1940 ACT LIMITATIONS

BORROWING. Investment companies may not borrow money, except that an investment company may borrow money from a bank in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

LOANS. Investment companies may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

CONCENTRATION. For purposes of calculating concentration percentages, investment companies investing in (a) affiliated investment companies are required to look through to the holdings of the affiliated investment companies and include the holdings in calculations of concentration percentages, and (ii) unaffiliated investment companies are required to include the holdings of the unaffiliated investment companies to the extent that they are concentrated in calculations of concentration percentages. In addition, revenue bonds are characterized by the industry in which the revenue is used.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

PORTFOLIO HOLDINGS

Policy On Disclosure Of Portfolio Holdings

The Board of Trustees of the Trust has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of the Funds’ shareholders. The policy is designed to: (i) protect the confidentiality of the Funds’ non-public portfolio holdings information, (ii) prevent the selective disclosure of such information, and (iii) ensure compliance by Adviser and the Funds with the federal securities laws, including the 1940 Act and the rules promulgated thereunder and general principles of fiduciary duty. The Funds’ portfolio holdings, or information derived from the Funds’ portfolio holdings, may, in the Adviser’s discretion, be made available to third parties if such disclosure has been included in the Fund’s public filings with the SEC or is disclosed on the Fund’s publicly accessible Website, ii) such disclosure is determined by the Chief Compliance Officer (“CCO”) to be in the best interests of Fund shareholders and consistent with applicable law; (iii) such disclosure information is made equally available to anyone requesting it; and (iv) the Adviser determines that the disclosure does not present the risk of such information being used to trade against the Funds.

Each business day portfolio holdings information will be provided to the Transfer Agent or other agent for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants, (defined below) and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market. Information with respect to each Fund’s portfolio holdings is also disseminated daily on the Funds’ website.

The Distributor may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects each Fund’s anticipated holdings on the following business day. “Authorized Participants” are generally large institutional investors that have been authorized by the Distributor to purchase and redeem large blocks of shares (known as Creation Units) pursuant to legal requirements, including the exemptive order granted by the SEC, to which the Funds offer and redeem shares (“Global X Order”). Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available Website may be provided to third parties only in limited circumstances, as described above.

Disclosure to providers of auditing, custody, proxy voting and other similar services for the Funds, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and Authorized Participants that sell shares of a Fund) only upon approval by the CCO. The recipients who may receive non-public portfolio holdings information are as follows: the Adviser and its affiliates, the Fund’s independent registered public accounting firm, the Funds’ distributor, administrator and custodian, the Funds’ legal counsel, the Funds’ financial printer and the Funds’ proxy voting service. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to a Fund may release non-public portfolio holdings information of the Fund only with the permission of the CCO.

Portfolio holdings will be disclosed through required filings with the SEC. Each Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-Q (with respect to the first and third quarters of the Fund’s fiscal year). Shareholders may obtain a Fund’s Forms N-CSR and N-Q filings on the SEC’s Website at sec.gov. In addition, the Funds’ Forms N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, DC. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Website or the operation of the public reference room.

Under the policy, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES AND OFFICERS

The business and affairs of the Trust are overseen by the Trust’s Board of Trustees (“Board”). Subject to the provisions of the Trust’s Declaration of Trust and By-Laws and Delaware law, the Board has all powers necessary and convenient to carry out this general oversight responsibility, including the power to the elect and remove the Trust’s officers. The focus of the Board’s oversight of the business and affairs of the Trust (and the Fund) is to protect the interests of the shareholders in the Fund.

The Board appoints and oversees the Trust’s officers and service providers. The Trust’s Adviser is responsible for the day-to-day management and operations of the Trust and the Fund based on the Fund’s investment objective, strategies, policies, and restrictions and agreements entered into by the Trust and/or the Adviser on behalf of the Trust. In carrying out its general oversight responsibility, the Board regularly interacts with and receives reports from the senior personnel of the Trust’s service providers (including, in particular, the Adviser) and the Trust’s CCO. The Board is assisted by the Trust’s independent registered public accounting firm (who reports directly to the Trust’s Audit Committee), independent counsel to the Independent Trustees (as defined below), counsel to the Trust and the Adviser, and other experts selected and approved by the Board. (For purposes of this discussion and the discussion below, the term “Fund” means the Fund that has commenced operations.)

BOARD STRUCTURE AND RELATED MATTERS. Board members who are not “interested persons” of the Funds, as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”), constitute 75 percent of the Board. Mr. Kartik Kiran Shah, an Independent Trustee, serves as Independent Chairman of the Board. The Independent Chairman’s helps to facilitate communication among the Independent Trustees as well as communication between the Independent Trustees and management of the Trust. The Independent Chairman may assume such other duties and performs such activities as the Board may, from time to time, determine should be handled by the Independent Chairman. Mr. Bruno del Ama is the sole Board member who is an “interested person” of the Trust (“Interested Trustee”). Mr. del Ama is an Interested Trustee due to his affiliation with the Adviser. The Board believes that having an interested person on the Board facilitates the ability of the Independent Trustees to fully understand (i) the Adviser’s commitment to providing and/or arranging for the provision of quality services to the Funds and (ii) corporate and financial matters of the Adviser that may be of importance in the Board’s decision-making process.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter that delineates the specific responsibilities of that committee. The Board has established two standing committees: an Audit Committee and a Corporate Governance, Nomination and Compensation Committee. Currently, each of the Independent Trustee serves on each of these committees, which are comprised solely of Independent Trustees.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. On an annual basis, the Board conducts a self-evaluation process that, among other things, considers (i) whether the Board and its committees are functioning effectively, (ii) given the size and composition of the Board and each if its committees, whether the Trustees are able to effectively oversee the number of Funds in the complex and (iii) whether the mix of skills, perspectives, qualifications, attributes, education, and relevant experience of the Trustees helps to enhance the Board’s effectiveness.

There are no specific required qualifications for Board membership. The Board believes that the different skills, perspectives, qualifications, attributes, education, and relevant experience of each of the Board members provide the Board with a variety of complementary skills. Please note that (i) none of the Board members is an “expert” within the meaning of the federal securities laws and (ii) the Board not is responsible for the day to day operations of the Trust and the Funds.

The Board of Trustees met four (4) times during the fiscal period ended October 31, 2013. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal and replacement. As of the date of this Prospectus, each of the Trustees oversees 81 Funds (78 of which are operational). Each Trustee serves until his death, resignation or removal and replacement. The address for all Trustees and officers is c/o Global X Funds, 623 Fifth Avenue, 15th Floor, New York, New York 10022.

Independent Trustees

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Directors	Other Directorships Held by Trustees during the Past 5 Years
Sanjay Ram Bharwani (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm); Chief Information Officer, M. Safra & Co (2004-2006) (hedge fund).	81 (38 of which are operational)	None.
Scott R. Chichester[1] (1970)	Trustee (since 2008)
CFO, Sterling Seal & Supply Inc. (since 2011), Director, President & Treasurer, Bayview Acquisition Corp (since 2010); CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Chief Financial Officer, Ong Corporation (2002-2010) (technology company); and Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).
			81 (38 of which are operational)	Director of Bayview Acquisition Corp (since 2010).
Kartik Kiran Shah (1977)	Trustee (since 2008)
Vice President, Business Development, Cynvenio Biosystems (2012-present); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).
			81 (38 of which are operational)	None.

1     Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. This fact was taken into consideration in determining that Mr. Chichester should be considered to be an Independent Trustee of the Trust.

Interested Trustee/Officers

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees During the Past 5 Years
Bruno del Ama (1976)	Trustee (since 2008), President and Chief Executive Officer (since 2008)	Chief Executive Officer, Global X Management Company LLC ("GXMC") (since 2008); Chief Compliance Officer, GXMC (2008-2013);	None.
Jose C. Gonzalez (1976)	Chief Operating Office, Chief Compliance Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 2008)	Chief Operating Officer, GXMC (since 2008); Founder and President of GWM Group, Inc. (since 2006) (broker-dealer firm).	None.
Daphne Tippens Chisolm (1969)	Secretary (since 2012)	General Counsel (since 2011) and Chief Compliance Officer (since 2014), GXMC; Founder and President of Law Offices of DT Chisolm, P.C. (since 2009) (law firm); Counsel, Dechert (2007-2009) (law firm).	None.
Dianne M. Descoteaux (1977)	Assistant Secretary (since 2011)	Counsel at SEI Investments (since 2010); Associate at Morgan, Lewis & Bockius LLP (2006-2010).	None.
Lisa K. Whittaker (1978)	Assistant Secretary (since 2013)	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012); Associate of Drinker Biddle & Reath LLP (2006-2011).	None.
Peter Rodriguez (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director of the Administrator (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009-2011); Asset Data Services Director at the Administrator (2006-2009).	None.

In addition to the information set forth in the table above, each Trustee possesses other relevant skills, perspectives, qualifications, attributes, education, and relevant experience. The following provides additional information about certain qualifications and experience of each of the Trustees and the reason why he was selected to serve as trustee.

Sanjay Ram Bharwani:  Mr. Bharwani has experience in capital markets, technology, risk management and security valuation. He is currently the CEO of Risk Advisors Inc., a risk management consultancy and previously served as the Chief Information Officer of a multi-strategy hedge fund. Mr. Bharwani received his MBA from the Wharton Business School.

Scott R. Chichester:  Mr. Chichester, CPA, has experience in accounting and finance, having served as CEO of a payroll business; experience as CFO of a technology start-up; experience as an accountant at a bulge bracket investment bank; experience as an auditor at a Big Four accounting firm.

Kartik Kiran Shah:  Mr. Shah has experience in organizational design, strategic planning, financial analysis and product development, having served as a senior manager in an education software and consulting business; manager of corporate strategy at a biotechnology company; and as consultant with a major management consulting firm. Mr. Shah received his MBA from the Harvard Business School.

Bruno del Ama:  Mr. del Ama has experience in the investment management industry, including as a board member of another investment adviser; management and organizational experience as chief executive officer of the Fund’s Adviser; experience as a manager at a bond insurance company; experience as a management consultant. Mr. del Ama received his MBA from the Wharton Business School.

RISK MANAGEMENT OVERSIGHT. The Funds are subject to a variety of risks, including (but not limited to) investment risk, financial risk, legal, regulatory and compliance risk, and operational risk. Consistent with its responsibility for general oversight of business and affairs of the Trust and the Funds, the Board oversees the Adviser’s day to day management of the risks to which the Trust and the Funds are subject. The Board has charged the Adviser with (i) identifying possible events and circumstances that could have demonstrable, adverse effects on the business and affairs of the Trust and the Funds; (ii) implementation of processes and controls to lessen the possibility that such events or circumstances occur or mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to continuously evaluate business and market conditions to facilitate the processes described in (i) and (ii) above. The Adviser seeks to address the day-to-day risk management of the Trust and the Funds by relying on the Trust’s compliance policies and procedures (i.e., the Trust’s compliance program) as well as the compliance programs of the Trust’s various service providers, internal control mechanisms and other risk oversight mechanisms as well as the assistance of the Trust’s sub-administrator. The Adviser also separately considers potential risks that may impact the individual Funds.

As noted above, on behalf of the Trust, the Board has adopted, and periodically reviews, various compliance policies and procedures that are designed to address certain of risks to the Trust and the Funds. In addition, under the general oversight of the Board, the Adviser and the Trust’s other service providers have adopted a variety of processes, policies, procedures and controls designed to address particular risks to which the Trust and the Funds are subject. Different processes, policies, procedures and controls are employed with respect to different types of risks. Further, the Adviser oversees and regularly monitors the investments, operations, and compliance of the Funds’ investments with various regulatory and other requirements.

Because the day to day operations of the Fund is carried out by the Adviser, the risk exposure of the Trust and the Funds are mitigated but not eliminated by the processes overseen by the Board. In addition to the risk management processes, policies, procedures, and controls implemented by the Adviser, the Board seeks to oversee the risk management structure of the Trust and the Funds directly and through its committees (as described below). In this regard, the Board has requested that the Adviser, the CCO for the Trust and the Adviser, the independent auditors for the Trust, and counsel to the Trust and Adviser provide the Board with periodic reports regarding issues that should be focused on the Board members. In large part, the Board oversees Adviser’s management of the Trust’s risk management structure through the Board’s review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, including the Trust’s CCO, regularly report to the Board on a range of matters, including those relating to risk management. In this regard, the Board periodically receives reports regarding the Trust’s service providers, either directly or through the CCO. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Trust’s compliance program and, in accordance with Rule 38a-1 under the 1940 Act, the Board receives at least annually a written report from the CCO regarding the effectiveness of the Trust’s compliance program. In connection with the CCO’s annual Rule 38a-1 compliance report to the Board, the Independent Trustees meet with the CCO in executive session to discuss the Trust’s compliance program.

Further, the Board regularly receives reports from the Adviser with respect to the Funds’ investments and securities trading and, as necessary, any fair valuation determinations made by the Advisers with respect to certain investments held by the Funds. Senior officers of the Trust and Adviser routinely report regularly to the Board on valuation matters, internal controls, accounting and financial reporting policies and practices.  In addition, the Audit Committee receives information on the Funds’ internal controls and financial reporting from the Trust’s independent registered public accounting firm.

The Board recognizes that not all risks that may affect the Funds can be identified nor can processes and controls be developed to eliminate or mitigate their occurrence or effects of certain risks. Some risks are simply beyond the reasonable control of the Funds, their management and service providers. Although the risk management process, policies and procedures of the Funds, their management and service providers are designed to be effective, there is no guarantee that they will eliminate or mitigate all such risks. Moreover, it may be necessary to bear certain risks to achieve each Fund’s investment objective.

STANDING BOARD COMMITTEES

The Board of Trustees currently has two standing committees: an Audit Committee and a Corporate Governance, Nomination and Compensation Committee. Currently, each Independent Trustee serves on each of these committees.

AUDIT COMMITTEE. The purposes of the Audit Committee are to assist the Board of Trustees in (1) its oversight of the Trust’s accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (2) its oversight of the Trust’s financial statements and the independent audit thereof; (3) selecting, evaluating and, where deemed appropriate, replacing the independent registered public accounting firm (or nominating the independent registered public accounting firm to be proposed for shareholder approval in any proxy statement); and (4) evaluating the independence of the independent registered public accounting firm. During the fiscal period ended October 31, 2013, the Audit Committee held three (3) meetings.

CORPORATE GOVERNANCE, NOMINATION AND COMPENSATION COMMITTEE. The purposes of the Corporate Governance, Nomination and Compensation Committee are, among other things, to assist the Board of Trustees in (1) its assessment of the adequacy of the Board’s adherence to industry corporate governance best practices; (2) periodic evaluation of the operation of the Trust and meetings with management of the Trust concerning the Trust’s operations and the policies and procedures application to the Fund; (3) review, consideration and recommendation to the full Board regarding Independent Trustee compensation; (4) its identification and evaluation of potential candidates to fill a vacancy on the Board; and (5) selection from among potential candidates of a nominee to be presented to the full Board for its consideration. During the fiscal period ended October 31, 2013, the Corporate Governance, Nomination and Compensation Committee held three (3) meetings.

TRUSTEE AND OFFICER OWNERSHIP OF FUND SHARES

To the best of the Trust’s knowledge, as of the date of this Statement of Additional Information, the Trustees and Officers of the Trust, as a group, owned less than 1% of the shares of the Fund.

TRUSTEE OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2013, no Independent Trustee (or any of his immediate family members) owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

No Independent Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $120,000; (ii) any securities interest in the principal underwriter of the Trust or the Adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $120,000, with:

•	the Funds;

•	an officer of the Funds;

•
an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

•
an officer or an investment company, or a person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

•	the Adviser or principal underwriter of the Funds;

•	an officer of the Adviser or principal underwriter of the Funds;

•	a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds; or

•	an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds.

TRUSTEE COMPENSATION

The Interested Trustee is not compensated by the Trust. Rather, he is compensated by the Adviser. Independent Trustee fees are paid from the unitary fee paid to the Adviser by the Funds. All of the Independent Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings (these other expenses are subject to Board review to ensure that they are not excessive). The Trust does not accrue pension or retirement benefits as part of The Fund’s expenses, and Trustees are not entitled to benefits upon retirement from the Board of Trustees. The Trust’s officers receive no compensation directly from the Trust.

The following sets forth the fees paid to each Trustee for the fiscal year ended October 31, 2013.

Name of Independent Trustee	Aggregate Compensation from each Fund*	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Total Compensation from Trust
Sanjay Ram Bharwani	762.28*	0	$18,541.61
Scott R. Chichester	762.28*	0	$18,541.61
Kartik Kiran Shah	762.28*	0	$18,541.61
* Anticipated compensation for the period end October 31, 2014.
CODE OF ETHICS

The Trust, the Adviser, and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Fund. The codes are on file with the SEC and are available to the public.

INVESTMENT ADVISER

The Adviser, Global X Management Company LLC, serves as investment manager to the Funds pursuant to an Investment Advisory Agreement between the Trust and the Adviser. It is registered as an investment adviser with the SEC and is located at 623 Fifth Avenue, 15th Floor New York, NY 10022. Bruno del Ama and Jose C. Gonzalez each own more than 25% of the outstanding shares of the Adviser, which was organized in Delaware on March 28, 2008 as a limited liability company.

Pursuant to a Supervision and Administration Agreement between the Trust and the Adviser, the Adviser oversees the operation of the Funds, provides or causes to be furnished the advisory, supervisory, administrative, distribution, transfer agency, custody and all other services necessary for the Fund to operate, and exercises day-to-day oversight over the Funds’ service providers. Under the Supervision and Administration Agreement, the Adviser also bears all the fees and expenses incurred in connection with its obligations under the Supervision and Administration Agreement, including, but not limited to, the costs of various third-party services required by the Funds, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, except those fees and expenses specifically assumed by the Trust on behalf of each Fund.

Under the Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of the investment portfolio of each Fund. The ability of the Adviser to successfully implement the Fund's investment strategies will influence the Fund's performance significantly.

Each Fund pays the Adviser a fee (“Management Fee”) for the advisory, supervisory, administrative and other services it requires under an all-in fee structure. Each Fund pays (or will pay, for Funds that have not yet commenced operations) a monthly Management Fee to the Adviser at annual rates set forth in the table below (stated as a percentage of each Fund’s respective average daily net assets).

Fund	Management Fee
Global X Guru Small Cap Index ETF	0.75%
Global X Guru International Index ETF	0.75%

The Adviser and its affiliates deal, trade and invest for their own accounts in the types of securities in which a Fund also may invest. The Adviser does not use inside information in making investment decisions on behalf of the Funds.

Each of the Supervision and Administration Agreement and the related Investment Advisory Agreement remains in effect for two (2) years from its effective date and thereafter continues in effect for as long as its continuance is specifically approved at least annually, by (1) the Board of Trustees of the Trust, or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Investment Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. Each of the Supervision and Administration Agreement and the related Investment Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Trustees of the Trust or by vote of a majority of the Funds’ shareholders, on 60 calendar days written notice to the Adviser, and by the Adviser on the same notice to the Trust and that it shall be automatically terminated if it is assigned.

Each of the Supervision and Administration Agreement and the related he Investment Advisory Agreement provides that the Adviser shall not be liable to the Funds or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Investment Advisory Agreement also provides that the Adviser may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

PORTFOLIO MANAGERS

Bruno del Ama and Jose C. Gonzalez are primarily responsible for the day-to-day management of the Fund’s investments.

Portfolio Manager’s Compensation

The Adviser believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a salary and are eligible to receive an annual bonus. The portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect the portfolio manager’s relative experience and contribution to the Fund. Base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates. The annual incentive bonus opportunity provides cash bonuses based upon the Fund’s performance and individual contributions. As shareholders of the Adviser, Bruno del Ama and Jose C. Gonzalez also may benefit economically from any profits generated by the Adviser.

Other Accounts Managed by Portfolio Manager

It is anticipated that the portfolio manager will be responsible for multiple investment accounts, including other investment companies registered under the 1940 Act. As a general matter, certain conflicts of interest may arise in connection with the portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements and conflicts relating to selection of brokers or dealers to execute the Fund’s trades. The Adviser has structured the portfolio manager’s compensation in a manner, and the Fund and the Adviser have adopted policies, procedures and a code of ethics, reasonably designed to safeguard the Fund from being negatively affected as a result of any such conflicts that may arise.

As of October 31, 2013, Bruno del Ama and Jose Gonzalez were responsible for the management of the following accounts:

Name of Portfolio Managers	Other Accounts Managed (As of October 31, 2013)			Accounts With Respect To Which The Advisory Fee Is Based on The Performance of The Account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Bruno del Ama	Registered investment companies	36	$2,839,433,722	0	$0.00
	Other pooled investment vehicles	0	$0.00	0	$0.00
	Other accounts	0	$0.00	0	$0.00

Jose C. Gonzalez	Registered investment companies	36	$2,839,433,722	0	$0.00
	Other pooled investment vehicles	0	$0.00	0	$0.00
	Other accounts	0	$0.00	0	$0.00

Although the funds in the Trust that are managed by Messrs. del Ama and Gonzalez may have different investment strategies, each fund has an investment objective of seeking to replicate, before fees and expenses, its respective underlying index. The Adviser does not believe that management of the various accounts presents a material conflict of interest for Messrs. del Ama and Gonzalez or the Adviser.

Disclosure of Securities Ownership

As of the date of this Statement of Additional Information, the Fund’s portfolio managers did not beneficially own any shares of the Funds.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and in various jurisdictions. The Adviser effects transactions for the Funds with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing the most efficient and best execution of trades. The primary consideration of the Adviser is to seek prompt execution of orders at the most favorable net price. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers. The Adviser and its affiliates do not currently participate in any soft dollar transactions, although the Adviser relies on Section 28(e) of the 1934 Act in effecting or executing transactions for the Funds. Accordingly, in selecting broker-dealers to execute a particular transaction, the Adviser may consider the brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) provided to the Funds and/or other accounts over which the Adviser or its affiliates exercise investment discretion. The Adviser may cause a Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries or broad overviews of the securities markets and the economy. Shareholders of the Funds should understand that the services provided by such brokers may be useful to the Adviser in connection with its services to other clients.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities.

If purchases or sales of portfolio securities by the Funds are considered at or about the same time, transactions in such securities are allocated among the Funds in a manner deemed equitable to all of the Funds by the Adviser. Bundling or bunching transactions for the Funds is intended to result in better prices for portfolio securities and lower brokerage commissions, which should be beneficial to all of the Funds.

PROXY VOTING

The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Boards of Trustees’ oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Funds’ and its shareholders' best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose ("Proxy Voting Policies") and the Adviser has engaged a third party proxy solicitation firm which is responsible for the actual voting of all proxies in a timely manner, while the CCO is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds.

I. General Policy

The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

In voting to elect board nominees for uncontested seats, the following factors will be taken into account: (i) whether majority of the company’s directors are independent; (ii) whether key board committees are entirely composed of independent directors; (iii) excessive board memberships and professional time commitments to effectively serve the company’s board; and (iv) the attendance record of incumbent directors at board and committee meetings.

Equity compensation plans will also be reviewed on a case-by-case basis based upon their specific features. For example, stock option plans will be evaluated using criteria such as: (i) whether the plan is performance-based; (ii) dilution to existing shareholders; (iii) the cost of the plan; (iv) whether discounted options are allowed under the plan; (v) whether the plan authorizes the re-pricing of options or reload options without shareholder approval; and (vi) the equity overhang of all plans. Similarly, employee stock purchase plans generally will be supported under the guidelines upon consideration of factors such as (i) whether the plan sets forth adequate limits on share issuance; (ii) whether participation limits are defined; and (iii) whether discounts to employees exceed a threshold amount.

The Proxy Voting Policies provide for review and vote on shareholder proposals on a case-by-case basis. In accordance with this approach, these guidelines support a shareholder proposal upon the compelling showing that it has a substantial economic impact on shareholder value. As such, proposals that request that the company report on environmental, labor or human rights issues are only supported when such concerns pose a substantial risk to shareholder value.

II. Record of Proxy Voting

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended October 31st is available (1) without charge, upon request, by calling 1-888-843-7824 and (2) on the SEC’s website at www.sec.gov.

SUB-ADMINISTRATOR

SEI Investments Global Funds Services (“SEIGFS”), located at One Freedom Valley Drive Oaks, PA 19456, serves as Sub-Administrator to the Fund. As sub-administrator, SEIGFS provides the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the coordination or preparation and filing of all reports, registration statements, proxy statements and all other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, the sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

DISTRIBUTOR

The Trust has entered into a Distribution Agreement under which SEI Investments Distribution Co. (“SIDCO”), with principal offices at One Freedom Valley Drive Oaks, PA 19456, as agent, receives orders to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Trust’s Custodian and Transfer Agent. The Distributor has no obligation to sell any specific quantity of Fund shares. SIDCO bears the following costs and expenses relating to the distribution of shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. No compensation is payable by the Trust to SIDCO for such distribution services. The Distribution Agreement provides that the Trust will indemnify SIDCO against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by SIDCO, or those resulting from the willful misfeasance, bad faith or gross negligence of SIDCO, or SIDCO’s reckless disregard of its duties and obligations under the Distribution Agreement. The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Fund. The Distributor is not affiliated with the Trust, the Adviser or any stock exchange.

Additionally, the Adviser or its affiliates may, from time to time, and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of shares.

CUSTODIAN AND TRANSFER AGENT

Brown Brothers Harriman & Co. (“BBH”), located at 40 Water Street, Boston, MA 02109, serves as Custodian of Funds’ assets. The custodian relationship is managed through SIDCO. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

As Transfer Agent, BBH has agreed to (1) issue and redeem shares of the Fund, (2) make dividend and other distributions to shareholders of the Fund, (3) respond to correspondence by Funds shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Fund. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

DESCRIPTION OF SHARES

The Declaration of Trust of the Trust (“Declaration”) permits the Trust’s Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trustees or Trust may create additional series and each series may be divided into classes.

Under the terms of the Declaration, the share of the Fund represents a proportionate interest in the particular Fund with the other share of its class in the same Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are authorized by the Trustees and declared by the Trust. Upon any liquidation of the Fund, shareholders of each class of the Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by the Fund may be suspended for more than seven days (i) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Fund normally utilizes is closed or is restricted as determined by the SEC, (ii) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of instruments owned by it or fairly to determine the value of its net assets, or (iii) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund. The Trust also may suspend or postpone the recording of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, shares of the Fund are redeemable at the unilateral option of the Trust. The Declaration permits the Board to alter the number of shares constituting a Creation Unit or to specify that shares of beneficial interest of the Trust may be individually redeemable. Shares when issued as described in the Prospectus are validly issued, fully paid and non-assessable. In the interests of economy and convenience, certificates representing shares of the Fund are not issued.

Following the creation of the initial Creation Unit Aggregation(s) of the Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. The Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

The proceeds received by the Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors of that Fund, will be specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of the Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses with respect to the Fund normally are allocated in proportion to the NAV of the respective Fund except where allocations of direct expenses can otherwise be fairly made.

Shareholders are entitled to one vote for the full share held and proportionate fractional votes for fractional shares held. The Fund and other funds of the Trust entitled to vote on a matter will vote in the aggregate and not by Fund, except as required by law or when the matter to be voted on affects only the interests of shareholders of a particular Fund or class.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of the investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an Investment Advisory Agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in the fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above.

The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders to one vote for each share represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as “dollar-based voting”). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, the President or Secretary of the Trust or upon the written request of holders of at least a majority of the shares entitled to vote at such meeting. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration and such other matters as the Trustees may determine or may be required by law.

The Declaration authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

The Declaration also authorizes the Trustees, in connection with the termination or other reorganization of the Trust or any series or class by way of merger, consolidation, the sale of all or substantially all of the assets, or otherwise, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such termination or reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

The Declaration permits the Trustees to amend the Declaration without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders specified in the Declaration; (ii) that is required by law to be approved by shareholders; (iii) to the amendment section of the Declaration; or (iv) that the Trustees determine to submit to shareholders.

The Declaration permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

The Declaration provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. Additionally, subject to applicable federal law, no person who is or who has been a Trustee or officer of the Trust shall be liable to the Trust or to any shareholder for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment and which is material to the cause of action. However, nothing in the Declaration protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration provides for indemnification of Trustees and officers of the Trust unless the indemnitee is liable to the Trust or any shareholder by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

The Declaration provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Declaration.

The Declaration provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) the shareholder was a shareholder at the time of the action complained of; (ii) the shareholder was a shareholder at the time demand is made; (iii) the shareholder must make demand to the Trustees before commencing at derivative action on behalf of the Trust; (iv) any shareholders that hold at least 10% of the outstanding shares of the Trust (or 10% of the outstanding shares of the series or class to which such action relates) must join in the request for the Trustees to commence such action; and (v) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Declaration also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and will require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The term “majority of the outstanding shares” of either the Trust or a particular Fund or investment portfolio means, with respect to the approval of an Investment Advisory Agreement, a distribution plan or a change in the Fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of the Trust or such Fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or such Fund or portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or such Fund or portfolio.

BOOK-ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the Shareholder Information section in the Prospectus. The Depository Trust Company (“DTC”) Acts as Securities Depository for the Shares of the Trust. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is a subsidiary of the Depository Trust and Clearing Corporation (“DTCC”), which is owned by its member firms including international broker/dealers, correspondent and clearing banks, mutual fund companies and investment banks. Access to the DTC system is also available to others such as banks, brokers, dealers and Trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares.

Beneficial Owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, the Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial

Owner holds its interests, to exercise any rights of a holder of shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all shares for all purposes.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the share holdings of each DTC Participant. The Trust shall inquire of the such DTC Participant as to the number of Beneficial Owners holding shares of the Fund, directly or indirectly, through such DTC Participant. The Trust shall provide the such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to the such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange on which shares are listed.

PURCHASE AND REDEMPTION OF CREATION UNITS

CREATION UNIT AGGREGATIONS

The Trust issues and sells shares of the Fund only in Creation Unit Aggregations. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any Fund of the Trust, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS

General. The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the Fund’s NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

A “Business Day” with respect to the Fund is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio Deposit. The consideration for purchase of a Creation Unit of shares of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) constituting an optimized representation of the Fund’s Underlying Index and an amount of cash in U.S. dollars computed as described below (the “Cash Component”). Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the Balancing Amount (as defined below). The “Balancing Amount” is an amount equal to the difference between (x) the net asset value (per Creation Unit) of the Fund and

(y) the “Deposit Amount” which is the market value (per Creation Unit) of the Deposit Securities. The Balancing Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Amount. If the Balancing Amount is a positive number (i.e., the net asset value per Creation Unit is more than the Deposit Amount), the Authorized Participant will deliver the Balancing Amount. If the Balancing Amount is a negative number (i.e., the net asset value per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Balancing Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the Authorized Participant that purchased the Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

The Adviser makes available through the National Securities Clearing Corporation (“NSCC”) on the Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of the Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund. Such Portfolio Securities are applicable, subject to any adjustments as described below, to purchases of Creation Units of a given Fund until such time as the next-announced Deposit Securities composition is made available.

The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for the Fund changes pursuant to changes in the composition of the Fund’s Portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the Underlying Index.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the Underlying Index, or resulting from stock splits and other corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Cash Component effective through and including the previous Business Day, per outstanding Creation Unit of the Fund, will be made available.

Role of the Authorized Participant. Creation Units of shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (an Authorized Participant). Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of Creation Units an amount of cash sufficient to pay the Cash Component, once the net asset value of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants that have international capabilities. A list of the current Authorized Participants may be obtained from the Distributor.

Purchase Order. To initiate an order for a Creation Unit of shares of the Fund, the Authorized Participant must submit to the Distributor an irrevocable order to purchase shares of the Fund. With respect to the Fund, the Distributor will notify the Adviser and the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). The Custodian shall cause the appropriate local sub-custodian(s) of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Portfolio Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cut-Off Time (as defined below) on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Trust, immediately available or same day funds in U.S. dollars estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

Timing of Submission of Purchase Orders. An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m., Eastern Time or (ii) the closing time of the trading session on the relevant Fund’s Exchange, on any Business Day in order to receive that Business Day’s NAV.

Acceptance of Purchase Order. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Distributor and the Adviser) to reject any order until acceptance.
Once the Trust has accepted an order, upon next determination of the NAV of the shares, the Trust will confirm the issuance of a Creation Unit of the Fund, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Trust reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (c) the Deposit Securities delivered do not conform to the identify and number of shares disseminated through the facilities of the NSCC for that date by the Adviser, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Trust shall notify a prospective purchaser and/or the Authorized Participant acting on behalf of such person of its rejection of the order of such person. The Trust, the Fund’s Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall either of them incur any liability for the failure to give any such notification.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit of shares of the Fund will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the applicable local sub-custodian(s) have confirmed to the Custodian that the required securities included in the Portfolio Deposit (or the cash value thereof) have been delivered to the account of the applicable local sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue, and cause the delivery of the Creation Unit. Creation Units typically are issued on a “T+3 basis” (that is three Business Days after trade date). However, as discussed in Appendix A, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the number of shares of the security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Cash Purchase Method. When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In addition, the Trust may in its discretion make Creation Units of any of the other funds available for purchase and redemption in U.S. dollars. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Trust’s brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities. The transaction fees for in-kind and cash purchases of Creation Units are described below.

Purchase Transaction Fee. A fixed purchase transaction fee payable to the Custodian is imposed on the creation transaction regardless of the number of Creation Units purchased in the transaction. Purchasers of Creation Units for cash are required to pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the “cash in lieu” portion of its investment. Purchasers of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below. This table is subject to revision from time to time.

Fund	Fee For In-Kind And Cash Purchases	Maximum Additional Variable Charge For Cash Purchases*
Global X Guru Small Cap Index ETF	$750.00	3%
Global X Guru International Index ETF	$750.00	3%

*     As a percentage of the value of the amount invested.

REDEMPTION OF CREATION UNITS

Shares of the Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor. The Trust will not redeem shares in amounts less than Creation Units. Beneficial owners also may sell shares in the secondary market, but must accumulate enough shares to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to the Fund the Adviser makes available through the NSCC prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the identity and number of shares that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Portfolio Securities”). Portfolio Securities received on redemption may not be identical to Deposit Securities that are applicable to creation of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Portfolio Securities on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Portfolio Securities, less the redemption transaction fee described below. The redemption transaction fee described below is deducted from such redemption proceeds.

A fixed redemption transaction fee payable to the Custodian is imposed on each redemption transaction. Redemptions of Creation Units for cash are required to pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to disposing of portfolio securities. The redemption transaction fee for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed in the table below. Investors will also bear the costs of transferring the Portfolio Deposit from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Fund	Fee for In-Kind And Cash Redemptions	Maximum Additional Variable Charge For Cash Redemptions*
Global X Guru Small Cap Index ETF	$750.00	2%
Global X Guru International Index ETF	$750.00	2%

*    As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.

Redemption requests in respect of Creation Units must be submitted to the Distributor by or through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request through an Authorized Participant. An Authorized Participant must submit an irrevocable redemption request no later than the earlier of (i) 4:00 p.m., Eastern Time or (ii) the closing time of the trading session on the relevant Fund’s Exchange, on any Business Day in order to receive that Business Day’s NAV.

The Distributor will provide a list of current Authorized Participants upon request. The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any given time there will be only a limited number of broker-dealers that have executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Orders to redeem Creation Unit Aggregations of funds based on foreign indexes must be delivered through an Authorized Participant that has executed an Authorized Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of the Fund is deemed received by the Trust on the Business Day if: (i) such order is received by the Fund’s Distributor not later than the closing time of the applicable Exchange on the applicable Business Day; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Fund’s Custodian no later than 10:00 a.m., Eastern Time, on the next Business Day following the day the order was transmitted; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed. Deliveries of Fund securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods as described in Appendix A.

A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit of shares being redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on any Business Day and (ii) a request in form satisfactory to the Trust is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by 10:00 a.m., Eastern Time, on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Distributor shall notify the Trust and the Trust’s Transfer Agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be effected through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

In connection with taking delivery of shares of Portfolio Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Portfolio Securities are customarily traded, to which account such Portfolio Securities will be delivered.

Deliveries of redemption proceeds by the Fund generally will be made within three Business Days (that is “T+3”). However, as discussed in Appendix A, the Fund reserves the right to settle redemption transactions and deliver redemption proceeds on a basis other than T+3 to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances. For the country relating to the Fund, Appendix A hereto identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of the Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of the portfolio securities in the applicable jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Portfolio Securities in such jurisdiction, the Trust may in its discretion redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Portfolio Securities). The Trust may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differ from the exact composition of the Portfolio Securities but does not differ in NAV. Redemptions of shares for Deposit Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

In the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in Appendix A hereto where more than seven calendar days would be needed).

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, in the event the Authorized Participant that has submitted a redemption request in proper form is unable to transfer all or part of the Creation Units to be redeemed to the Trust, at or prior to 10:00 a.m., Eastern Time, on the Business Day after the date of submission of such redemption request, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing shares in accordance with the Trust’s then-effective procedures. The only collateral that is acceptable to the Trust is cash in U.S. dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The Trust’s current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be held by the Trust’s Custodian, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Authorized Participant Agreement permits the Trust to purchase the missing shares or acquire the portfolio securities and the Cash Component underlying such shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Portfolio Securities or Cash Component and the cash collateral or the amount that may be drawn under any letter of credit.

Because the portfolio securities of the Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund, or to purchase or sell shares of such Fund on the Exchange, on days when the NAV of such Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code and the regulations, rulings and decision under it, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. This discussion does not address all aspects of U.S. federal income taxation that may be relevant to shareholders in light of their particular circumstances or to shareholders subject to special treatment under U.S. federal income tax laws (e.g., certain financial institutions, insurance companies, dealers in stock or securities, tax-exempt organizations, persons who have entered into hedging transactions with respect to shares of the Fund, persons who borrow in order to acquire shares, and certain foreign taxpayers). Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes Shares of the Fund are held by U.S. Shareholders and that such Shares are held as capital assets. No representation is made as to the tax consequences of the operation of any Fund.

FEDERAL - GENERAL INFORMATION

Each Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its tax-exempt income and 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are described below. Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, such Fund could be disqualified as a regulated investment company.

In addition to satisfaction of the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from an interest in a qualified publicly traded partnership. If a RIC fails this 90% source-of-income test it is no longer subject to a 35% penalty as long as such failure was due to reasonable cause and not willful neglect. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

Also, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which each Fund does not hold more than 5% of the value of its total assets in securities of such issuer and as to which each Fund does not hold more than 10% of the outstanding voting securities (including securities of a qualified publicly traded partnership) of such issuer), and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (i) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (ii) two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses or (iii) one or more qualified publicly traded partnerships. Each Fund intends to comply with these requirements.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million. Such cure right is similar to that previously and currently permitted for a REIT.

Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the

Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, the shareholders would recognize dividend income on distributions to the extent of such Fund’s current and accumulated earnings and profits.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

Each Fund intends to distribute annually to its shareholders all or substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund may designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by such Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service.

Distributions of net realized long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of such Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income except as described below for qualified dividends.

If an individual, trust or estate receives a regular dividend or qualified dividends qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of such Fund, and as a capital gain thereafter (if the shareholder holds his shares of such Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount. Dividends paid by a Fund that are attributable to dividends received by a Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in such Fund’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (that is, the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date such Fund acquired such stock. Accordingly, to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

BACK-UP WITHHOLDING

In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

SECTIONS 351 AND 362

The Trust on behalf of the Fund has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund’s basis in such securities on the date of deposit was less than market value on such date, such Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Trust also has the right to require information necessary to determine deemed and beneficial share ownership for purposes of the 80% determination.

QUALIFIED DIVIDEND INCOME

Distributions by the Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 20% to the extent the Fund receives qualified dividend income on the securities it holds and such Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code.

CORPORATE DIVIDENDS RECEIVED DEDUCTION

The Fund’s dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

NET CAPITAL LOSS CARRYFORWARDS

To the extent that the Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of capital gain dividends. If the Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce the Fund’s current earnings and profits, as losses incurred in later years will. As a result, if that Fund then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

EXCESS INCLUSION INCOME

Certain types of income received by the Fund from real estate investment Trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may (1) constitute taxable income, as “unrelated business taxable income” (“UBTI”) for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) as UBTI cause a charitable remainder Trust to be subject to a 100% excise tax on its UBTI; (3) not be offset against net operating losses for tax purposes; (4) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (5) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

TAXATION OF INCOME FROM CERTAIN FINANCIAL INSTRUMENTS AND PFICS

The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the Fund including the effect of fluctuations in the value of foreign currencies, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring such Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, such Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if such Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

Options, Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions. In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized (i) when the option contract expires, (ii) the option is exercised by the holder, or (iii) the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. The gain or loss that may arise in respect of any termination of the Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss, depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of the Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Internal Revenue Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the 70% dividends-received deduction, as the case may be.

The tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Internal Revenue Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 Contracts held by the Fund at the end of the taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures and options transactions, the Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements) as well as any of its other hedging, short sale or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance may be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the Fund-level tax. The Fund will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.

Certain of the Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and the sum of its taxable income and net tax-exempt income (if any). If there is a difference between the Fund’s book income and the sum of its taxable income and net tax-exempt income (if any), the Fund may be required to distribute amounts in excess of its book income or a portion of Fund distributions may be treated as a return of capital to shareholders. If the Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Commodities. In August, 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution the year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. To the extent such investments are permissible for the Fund, the Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by the Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by the Fund, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Passive Foreign Investment Companies.A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the re-characterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets.

Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for the taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Fund’s “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Other Reporting and Withholding Requirements.

Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

SALES OF SHARES

Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

OTHER TAXES

Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on the shareholder’s particular situation.

FOREIGN TAXES

It is expected that certain income of the Fund will be subject to foreign withholding taxes and other taxes imposed by countries in which the Fund invest. If the Fund is liable for foreign income taxes, including such withholding taxes, such Fund may meet the requirements of the Code for “passing through” to its shareholders the foreign taxes paid, but there can be no assurance that the Fund will be able to do so. Under the Code, if more than 50% of the value of the Fund’s total assets at the close of the taxable year consists of stock or securities of foreign corporations, such Fund may file an election with the Internal Revenue Service to “pass through” to the Fund’s shareholders the amount of foreign income taxes paid by the Fund. The Fund expect to be able to make this election, though no assurance can be given that they will be able to do so. Pursuant to this election, a shareholder (a) will include in gross income (in addition to taxable dividends actually received) the shareholder’s pro rata share of the foreign income taxes paid by the Fund; (b) will treat the shareholder’s pro rata share of such foreign income taxes as having been paid by the shareholder; and (c) may, subject to certain limitations, be entitled either to deduct the shareholder’s pro rata share of such foreign income taxes in computing the shareholder’s taxable income or to use it as a foreign tax credit against U.S. income taxes. Shortly after any year for which the Fund makes such a pass-through election, the Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in the shareholder’s gross income and the amount which will be available for deduction or credit.

If the Fund does not make the election, any foreign taxes paid or accrued will represent an expense to such Fund, which will reduce its net investment income. Absent this election, shareholders will not be able to claim either a credit or deduction for their pro rata shares of such taxes paid by the Fund, nor will shareholders be required to treat their pro rata shares of such taxes as amounts distributed to them.

The rules governing foreign tax credits are complex and, therefore, shareholders should consult their own tax Advisors regarding the availability of foreign tax credits in their particular circumstances.

TAXATION OF NON-U.S. SHAREHOLDERS

Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Fund.

For foreign shareholders of the Fund a distribution attributable to such Fund’s sale of a real estate investment trust or other U.S. real property holding company will be treated as real property gain subject to 35% withholding tax if 50% or more of the value of such Fund’s assets are invested in real estate investment trusts and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution. A distribution from the Fund will be treated as attributable to a U.S. real property interest only if such distribution is attributable to a distribution received by such Fund from a real estate investment trust. Restrictions apply regarding wash sales and substitute payment transactions.

COST BASIS REPORTING

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund will choose or has chosen a standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances. The Fund's shareholders will be notified as to which default tax lot identification method the Fund will use.

For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

REPORTING

If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder may be required to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax Advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

NET ASSET VALUE

The NAV for the Fund is calculated by deducting all of the Fund’s liabilities (including accrued expenses) from the total value of its assets (including the securities held by the Fund plus any cash or other assets, including interest and dividends accrued but not yet received) and dividing the result by the number of shares outstanding, and generally rounded to the nearest cent, although the Fund reserves the right to calculate its NAV to more than two decimal places. The NAV for the Fund will generally be determined by SEIGFS once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern Time) on the day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time.

In calculating the Fund’s NAV, the Fund’s investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. SEIGFS may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Adviser as investment adviser. Any use of fair value prices, current market valuations or exchange rates different from the prices and rates used by the Index Providers may adversely affect the Fund’s ability to track its underlying index.

DIVIDENDS AND DISTRIBUTIONS

GENERAL POLICIES

Dividends from net investment income, including any net foreign currency gains, are declared and paid at least annually and any net realized securities gains are distributed at least annually. To improve tracking error or comply with the distribution requirements of the Internal Revenue Code of 1986, dividends may be declared and paid more frequently than annually for certain Funds. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a registered investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of shares are distributed on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

DIVIDEND REINVESTMENT SERVICE

No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.

OTHER INFORMATION

COUNSEL

Dechert LLP, with offices at 1900 K Street, NW Washington, DC 20006-2401, is counsel to the Independent Trustees of each Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP serves as the independent registered public accounting firm of the Trust, audits the Fund’s financial statements and may perform other services.

SECURITIES LENDING AGENT

Citibank, N.A. (“Citi”) acts as the securities lending agent for the Trust. In its capacity as securities lending agent, Citi, among other things, enters into and maintains securities loan agreements with borrowers, negotiates fees with borrowers, delivers securities to borrowers, receives collateral from borrowers in connection with each loan, holds and safekeeps the collateral on behalf of the Trust portfolios and invests the cash collateral in accordance with the Adviser's instructions. The securities lending agents will receive fees from the Fund and such fee will be calculated on, and deducted from, that Fund's securities lending revenues.

ADDITIONAL INFORMATION

The Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act with respect to the securities offered by the Trust’s Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

PART C
OTHER INFORMATION

Item 28.

(a)	(1)	Certificate of Trust dated as of March 6, 2008. 1/
	(2)	Declaration of Trust. 2/
	(3)	Amended and Restated Schedule A to the Declaration of Trust dated December 5, 2008. 4/
	(4)	Amended and Restated Schedule A to the Declaration of Trust dated September 18, 2009. 5/
	(5)	Amended and Restated Schedule A to the Declaration of Trust dated April 6, 2010. 7/
	(6)	Amended and Restated Schedule A to the Declaration of Trust dated June 9, 2010. 8/
	(7)	Amended and Restated Schedule A to the Declaration of Trust dated August 27, 2010. 9/
	(8)	Amended and Restated Schedule A to the Declaration of Trust dated November 17, 2010. 10/
	(9)	Amended and Restated Schedule A to the Declaration of Trust dated February 25, 2011. 11/
	(10)	Amended and Restated Schedule A to the Declaration of Trust dated May 11, 2011. 12/
	(11)	Amended and Restated Schedule A to the Declaration of Trust dated August 19, 2011. 13/
	(12)	Amended and Restated Schedule A to the Declaration of Trust dated November 11, 2011. 14/
	(13)	Amended and Restated Schedule A to the Declaration of Trust dated February 24, 2012. 18/
	(14)	Amended and Restated Schedule A to the Declaration of Trust dated May 25, 2012. 19/
	(15)	Amended and Restated Schedule A to the Declaration of Trust dated August 24, 2012. 20/
	(16)	Amended and Restated Schedule A to the Declaration of Trust dated November 16, 2012. 21/
	(17)	Amended and Restated Schedule A to the Declaration of Trust dated February 22, 2013. 22/
	(18)	Amended and Restated Schedule A to the Declaration of Trust dated October 28, 2013. 24/
	(19)	Amended and Restated Schedule A to the Declaration of Trust dated November 15, 2013. *
(b)		By-Laws of the Registrant. 2/
(c)		Not Applicable.
(d)	(1)	Form of Investment Advisory Agreement. 3/
	(2)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 4/
	(3)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 5/
	(4)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 7/
	(5)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 8/
	(6)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 9/
	(7)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 10/
	(8)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 11/
	(9)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 12/
	(10)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 13/
	(11)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 14/
	(12)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 18/
	(13)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 19/
	(14)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 20/
	(15)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 21/
	(16)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 22/
	(17)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 24/
	(18)	Amended and Restated Exhibit A to the Investment Advisory Agreement. *
(e)	(1)	Form of Distribution Agreement. 2/
	(2)	Form of Authorized Participant Agreement. 3/
	(3)	Amendment Number One to the Distribution Agreement. 5/
	(4)	Amendment Number Two to the Distribution Agreement. 7/
	(5)	Amendment Number Three to the Distribution Agreement. 8/
	(6)	Amendment Number Four to the Distribution Agreement. 9/
(f)		Not Applicable.

1

(g)	(1)	Form of Custodian Agreement. 2/
	(2)	Amendment to the Custodian Agreement. 5/
	(3)	Amendment to the Custodian Agreement. 7/
	(4)	Amendment to the Custodian Agreement. 8/
	(5)	Amendment to the Custodian Agreement. 9/
	(6)	Amendment to the Custodian Agreement. 10/
	(7)	Amendment to the Custodian Agreement. 11/
	(8)	Amendment to the Custodian Agreement. 12/
	(9)	Amendment to the Custodian Agreement. 13/
	(10)	Amendment to the Custodian Agreement. 14/
	(11)	Amendment to the Custodian Agreement. 15/
	(12)	Amendment to the Custodian Agreement. 18/
	(13)	Amendment to the Custodian Agreement. 19/
	(14)	Amendment to the Custodian Agreement. 20/
	(15)	Amendment to the Custodian Agreement. 21/
	(16)	Amendment to the Custodian Agreement. 22/
	(17)	Amendment to the Custodian Agreement. 24/
	(18)	Amended to the Custodian Agreement. *
(h)	(1)	Form of Transfer Agency Services Agreement. 2/
	(2)	Amendment to the Transfer Agency Services Agreement. 5/
	(3)	Amendment to the Transfer Agency Services Agreement. 7/
	(4)	Amendment to the Transfer Agency Services Agreement. 8/
	(5)	Amendment to the Transfer Agency Services Agreement. 9/
	(6)	Amendment to the Transfer Agency Services Agreement. 10/
	(7)	Amendment to the Transfer Agency Services Agreement. 11/
	(8)	Amendment to the Transfer Agency Services Agreement. 12/
	(9)	Amendment to the Transfer Agency Services Agreement. 13/
	(10)	Amendment to the Transfer Agency Services Agreement. 14/
	(11)	Amendment to the Transfer Agency Services Agreement. 15/
	(12)	Amendment to the Transfer Agency Services Agreement. 18/
	(13)	Amendment to the Transfer Agency Services Agreement. 19/
	(14)	Amendment to the Transfer Agency Services Agreement. 20/
	(15)	Amendment to the Transfer Agency Services Agreement. 21/
	(16)	Amendment to the Transfer Agency Services Agreement. 22/
	(17)	Amendment to the Transfer Agency Services Agreement. 24/
	(18)	Amendment to the Transfer Agency Services Agreement. *
	(19)	Form of Administration Agreement. 2/
	(20)	Form of Supervision and Administration Agreement. 3/
	(21)	Amended and Restated Schedule A dated December 5, 2008 to the Supervision and Administration Agreement. 4/
	(22)	Amended and Restated Schedule A dated September 18, 2009 to the Supervision and Administration Agreement. 5/
	(23)	Amended and Restated Schedule A dated February 26, 2010 to the Supervision and Administration Agreement. 6/
	(24)	Amended and Restated Schedule A dated April 6, 2010 to the Supervision and Administration Agreement. 7/
	(25)	Amended and Restated Schedule A dated June 9, 2010 to the Supervision and Administration Agreement. 8/
	(26)	Amended and Restated Schedule A dated August 27, 2010 to the Supervision and Administration Agreement. 9/
	(27)	Amended and Restated Schedule A dated November 17, 2010 to the Supervision and Administration Agreement. 10/
	(28)	Amended and Restated Schedule A dated February 25, 2011 to the Supervision and Administration Agreement. 11/
	(29)	Amended and Restated Schedule A dated May 11, 2011 to the Supervision and Administration Agreement. 12/
	(30)	Amended and Restated Schedule A dated August 19, 2011 to the Supervision and Administration Agreement. 13/
	(31)	Amended and Restated Schedule A dated November 11, 2011 to the Supervision and Administration Agreement. 14/
	(32)	Amended and Restated Schedule A dated February 24, 2012 to the Supervision and Administration Agreement. 17/

2

	(33)	Amended and Restated Schedule A dated February 24, 2012 to the Supervision and Administration Agreement. 18/
	(34)	Amended and Restated Schedule A dated May 25, 2012 to the Supervision and Administration Agreement. 19/
	(35)	Amended and Restated Schedule A dated August 24, 2012 to the Supervision and Administration Agreement. 20/
	(36)	Amended and Restated Schedule A dated November 16, 2012 to the Supervision and Administration Agreement. 21/
	(37)	Amended and Restated Schedule A dated February 22, 2013 to the Supervision and Administration Agreement. 22/
	(38)	Amended and Restated Schedule A dated October 28, 2013 to the Supervision and Administration Agreement. 24/
	(39)	Amended and Restated Schedule A dated November 15, 2013 to the Supervision and Administration Agreement. *
	(40)	Amended and Restated Supervision and Administration Agreement. 16/
	(41)	Form of Sub-Administration Agreement. 6/
	(42)	Amendment Number One to Sub-Administration Agreement. 5/
	(43)	Amendment Number Two to Sub-Administration Agreement. 7/
	(44)	Amendment Number Eight to Sub-Administration Agreement. 13/
	(45)	Form of Sub-License Agreement. 3/
	(46)	Amended and Restated Schedules A and B to the Index Sub-License Agreement. 7/
	(47)	Amended and Restated Schedules A and B to the Index Sub-License Agreement. 8/
	(48)	Expense Limitation Agreement. 14/
	(49)	Amended and Restated Sub-License Agreement*
(i)	(1)	Opinion and Consent of Fund Counsel.*
(j)	(1)	Consent of Ernst & Young, LLP. 23/
	(2)	Consent of Sanville & Company. 16/
(k)		Not applicable
(l)		Initial Capital Agreement. 3/
(m)	(1)	Form of Distribution and Service Plan. 3/
	(2)	Amended and Restated Schedule A to the Distribution and Service Plan. 5/
	(3)	Amended and Restated Schedule A to the Distribution and Service Plan. 8/
	(4)	Amended and Restated Schedule A to the Distribution and Service Plan. 9/
	(5)	Amended and Restated Schedule A to the Distribution and Service Plan. 10/
	(6)	Amended and Restated Schedule A to the Distribution and Service Plan. 11/
	(7)	Amended and Restated Schedule A to the Distribution and Service Plan. 12/
	(8)	Amended and Restated Schedule A to the Distribution and Service Plan. 13/
	(9)	Amended and Restated Schedule A to the Distribution and Service Plan. 14/
	(10)	Amended and Restated Schedule A to the Distribution and Service Plan. 18/
	(11)	Amended and Restated Schedule A to the Distribution and Service Plan. 19/
	(12)	Amended and Restated Schedule A to the Distribution and Service Plan. 20/
	(13)	Amended and Restated Schedule A to the Distribution and Service Plan. 21/
	(14)	Amended and Restated Schedule A to the Distribution and Service Plan. 22/
	(15)	Amended and Restated Schedule A to the Distribution and Service Plan. 24/
	(16)	Amended and Restated Schedule A to the Distribution and Service Plan.*
(n)		Not applicable
(o)		Not applicable
(p)	(1)	Code of Ethics of Global X Funds and Global X Management Company LLC. 4/
	(2)	Code of Ethics of Distributor. 4/

3

4

*/ To be filed by amendment.
1/ Incorporated by reference from the Registrant’s initial Registration Statement, SEC File No. 333-151713, filed June 17, 2008.
2/ Incorporated by reference from the Registrant’s Pre-effective Amendment #1, SEC File No. 333-151713, filed August 15, 2008.
3/ Incorporated by reference from the Registrant’s Pre-effective Amendment #2, SEC File No. 333-151713, filed October 27, 2008.
4/ Incorporated by reference from the Registrant’s Post-effective Amendment #2, SEC File No. 333-151713, filed January 20, 2009.
5/ Incorporated by reference from the Registrant’s Post-effective Amendment #4, SEC File No. 333-151713, filed November 16, 2009.
6/ Incorporated by reference from the Registrant’s Post-effective Amendment #7, SEC File No. 333-151713, filed February 26, 2010.
7/ Incorporated by reference from the Registrant’s Post-effective Amendment #9, SEC File No. 333-151713, filed April 16, 2010
8/ Incorporated by reference from the Registrant’s Post-effective Amendment #11, SEC File No. 333-151713, filed June 16, 2010
9/ Incorporated by reference from the Registrant’s Post-effective Amendment #15, SEC File No. 333-151713, filed October 27, 2010
10/ Incorporated by reference from the Registrant’s Post-effective Amendment #20, SEC File No. 333-151713, filed January 10, 2011
11/ Incorporated by reference from the Registrant’s Post-effective Amendment #31, SEC File No. 333-151713, filed May 3, 2011
12/ Incorporated by reference from the Registrant’s Post-effective Amendment #32, SEC File No. 333-151713, filed May 11, 2011
13/ Incorporated by reference from the Registrant’s Post-effective Amendment #41, SEC File No. 333-151713, filed September 20, 2011
14/ Incorporated by reference from the Registrant’s Post-effective Amendment #52, SEC File No. 333-151713, filed November 22, 2011.
15/ Incorporated by reference from the Registrant’s Post-effective Amendment #59, SEC File No. 333-151713, filed February 3, 2012.
16/ Incorporated by reference from the Registrant’s Post-effective Amendment #62, SEC File No. 333-151713, filed February 23, 2012.
17/ Incorporated by reference from the Registrant’s Post-effective Amendment #66, SEC File No. 333-151713, filed April 17, 2012.
18/ Incorporated by reference from the Registrant’s Post-effective Amendment #68, SEC File No. 333-151713, filed April 25, 2012.
19/ Incorporated by reference from the Registrant’s Post-effective Amendment #71, SEC File No. 333-151713, filed May 29, 2012.
20/ Incorporated by reference from the Registrant’s Post-effective Amendment #80, SEC File No. 333-151713, filed September 6, 2012.
21/ Incorporated by reference from the Registrant’s Post-effective Amendment #93, SEC File No. 333-151713, filed November 16, 2012.
22/ Incorporated by reference from the Registrant’s Post-effective Amendment #122, SEC File No. 333-151713, filed July 30, 2013.
23/ Incorporated by reference from the Registrant’s Post-effective Amendment #127, SEC File No. 333-151713, filed October 25, 2013.
24/ Incorporated by reference from the Registrant's Post-effective Amendment # 128, SEC File No. 333-151713, filed October 29, 2013.

Item 29. Persons Controlled by or Under Common Control with the Fund

None.

Item 30. Indemnification

Section 3 of Article VII of the Registrant’s Declaration of Trust filed as Exhibit (a)(2) to the Registrant’s Registration Statement provides that, subject to the exceptions and limitations contained in the By-Laws, each Trustee or officer of the Registrant (“Covered

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Person”) shall be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with the defense of any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and that expenses in connection with the defense of any proceeding of the character described above shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law. No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant.

The Registrant’s financial obligations arising from the indemnification provided herein or in the By-Laws may be insured by policies maintained by the Registrant, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Registrant’s personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

Expenses in connection with the defense of any proceeding of the character described in paragraph (a) of Section 3 may be advanced by the Registrant (or its series) from time to time prior to final disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Registrant (or series) if it is ultimately determined that he is not entitled to indemnification under Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither “interested persons” of the Registrant nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

Section 2 of Article VII of the Registrant’s By-Laws filed as Exhibit (b) to the Registrant’s Registration Statement further provides that, with respect to indemnification of the Trustees and officers, the Registrant shall, subject to certain exceptions and limitations, indemnify its Trustees and officers to the fullest extent consistent with state law and the 1940 Act. Without limitation of the foregoing, the Registrant shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Registrant, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Registrant may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by Article VII shall continue as to a person who has ceased to be a Trustee or officer of the Registrant. In no event will any revision, amendment or change to the By-Laws affect in any manner the rights of any Trustee or officer of the Trust to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Trustee or officer in connection with any proceeding in which the Trustee or officer becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust (including any amount paid or incurred by the Trustee or officer in the settlement of such proceeding) with respect to any act or omission of such Trustee or officer that occurred or is alleged to have occurred prior to the time such revision, amendment or change to the By-Laws is made.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

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Section 7 of Article III of the Registrant’s Declaration of Trust, filed as Exhibit (a)(2) to the Registrant’s Registration Statement, also provides for the indemnification of shareholders of the Registrant. Section 7 states as follows:

If any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person’s acts or omissions, the Shareholder or former Shareholder (or such Person’s heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust, on behalf of the applicable Series, may, at its option, assume the defense of any such claim made against such Shareholder. Neither the Trust nor the applicable Series shall be responsible for satisfying any obligation arising from such a claim that has been settled by the Shareholder without the prior written notice to, and consent of, the Trust.

Item 31. Business and Other Connections of the Investment Adviser

Global X Management Company LLC serves as investment adviser to the Funds and provides investment supervisory services. Information as to the officers and directors of Global X Management Company LLC is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No. 801-69093) and is incorporated herein by reference.

Set forth below is a list of officers and directors of Global X Management Company LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name and Position	Principal Business(es) During the Last Two Fiscal Years
Bruno del Ama, Chief Executive Officer	Chief Executive Officer and Chief Compliance Officer, Global X Management Company LLC (since 2008); Director, Toroso Investments, LLC (since 2012)[1]
Jose C. Gonzalez, Principal	Chief Operating Officer, Global X Management Company LLC (since 2008); Founder and President of GWM Group, Inc. (since 2006); Director, Toroso Investments, LLC (since 2012)[1]

1     The principal business address for Toroso Investments, LLC is 623 Fifth Avenue, 15th Floor New York, NY 10022.

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Item 32. Principal Underwriters

(a) Registrant's distributor, SEI Investments Distribution Co. serves as underwriter for the following registered investment companies.

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
SEI Alpha Strategy Portfolios, LP	June 29, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Mutual Funds, Inc.	July 12, 2008
Wilshire Variable Insurance Trust	July 12, 2008
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds	September 8, 2010
Adviser Managed Trust Fund	December 10, 2010
Huntington Strategy Shares	July 26, 2011
New Covenant Funds	March 23, 2012
Cambria ETF Trust	August 30, 2012
Highland Funds I (f/k/a Pyxis Funds I)	September 25, 2012
KraneShares Trust	December 18, 2012
LocalShares Investment Trust	May 6, 2013
SEI Insurance Products Trust	September 10, 2013
KP Funds	September 19, 2013

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) The following officers of SEI Investments Distribution Co. hold the following positions with the Registrant. Unless otherwise noted, the business address of each officer is One Freedom Valley Drive, Oaks, PA 19456.

8

Name	Position with Underwriter	Position with Registrant
William M. Doran	Director	None
Edward D. Loughlin	Director	None
Wayne M. Withrow	Director	None
Kevin P. Barr	President & Chief Executive Officer	None
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	None
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	None
John C. Munch	General Counsel & Secretary	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President & Assistant Secretary	None
John P. Coary	Vice President & Assistant Secretary	None
John J. Cronin	Vice President	None
Robert M. Silvestri	Vice President	None

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the: (a) Registrant; (b) Investment Adviser; (c) Principal Underwriter; (d) Administrator/Transfer Agent and (e) Custodian. The address of each is as follows:

(a)	Registrant Global X Funds 623 Fifth Avenue, 15th Floor New York, NY 10022

(b)	Investment Adviser Global X Management Company LLC 623 Fifth Avenue, 15th Floor New York, NY 10022

(c)	Principal Underwriter SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456

(d)	Sub-Administrator SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456

(e)	Custodian and Transfer Agent Brown Brothers Harriman & Co. 40 Water Street Boston, MA 02109

Item 34. Management Services

Not Applicable.

Item 35. Undertakings

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 133 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 5th day of February, 2014.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
/s/ Bruno del Ama	President (Principal Executive Officer) and Trustee	February 5, 2014
Bruno del Ama
/s/ Jose C. Gonzalez	Chief Operating Officer, Treasurer (Principal Financial Officer) and Principal Accounting Officer	February 5, 2014
Jose C. Gonzalez

*
Sanjay Ram Bharwani	Trustee	February 5, 2014

*
Scott R. Chichester	Trustee	February 5, 2014

*
Kartik Kiran Shah	Trustee	February 5, 2014

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney

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